iShares
®
MSCI Emerging Markets Small-Cap ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Belgium  —  0 .1%
Viohalco SA ............................ 13,591 $ 330,906
a
Brazil  —  2 .9%
Allos SA ............................... 88,995 497,676
Alupar Investimento SA ..................... 35,170 227,074
Auren Energia SA , Class ON
(a)
................ 86,640 212,454
Azzas 2154 SA .......................... 32,819 125,628
Bradsaude SA ........................... 76,700 206,173
Brava Energia ........................... 79,356 318,554
C&A MODAS SA ......................... 60,588 139,083
Cia Brasileira de Aluminio ................... 37,077 78,571
Cia de Saneamento de Minas Gerais Copasa MG ... 42,046 439,335
Cia De Saneamento do Parana Sanepar ......... 32,896 247,410
Cia Siderurgica Nacional SA
(a)
................ 103,734 137,982
Cogna Educacao SA ...................... 443,455 219,769
Cosan SA
(a)
............................. 401,216 302,231
Cury Construtora e Incorporadora SA ........... 33,143 208,468
Cyrela Brazil Realty SA Empreendimentos e
Participacoes .......................... 57,414 256,309
Dexco SA .............................. 102,000 96,246
Direcional Engenharia SA ................... 82,208 218,372
EcoRodovias Infraestrutura e Logistica SA ........ 91,694 136,872
Fleury SA .............................. 47,886 146,091
Fras-Le SA ............................. 19,176 82,869
GPS Participacoes e Empreendimentos SA
(b)
...... 101,235 245,033
Grendene SA ........................... 51,000 41,147
Grupo Mateus SA ........................ 133,366 112,889
Hapvida Participacoes e Investimentos SA
(a) (b)
..... 80,431 193,721
Hidrovias do Brasil SA
(a)
.................... 146,400 93,739
Hypera SA ............................. 72,165 313,434
Iguatemi SA ............................ 49,317 253,597
Intelbras SA Industria de Telecomunicacao Eletronica
Brasileira ............................ 24,214 66,672
Inter & Co., Inc. , Class A .................... 54,102 333,809
IRB-Brasil Resseguros SA ................... 13,521 138,304
JHSF Participacoes SA ..................... 70,074 155,996
Lojas Renner SA ......................... 220,946 652,604
M Dias Branco SA ........................ 16,242 62,430
Magazine Luiza SA ....................... 91,953 109,005
Mahle Metal Leve SA ...................... 12,342 82,646
Minerva SA ............................. 97,370 71,225
MRV Engenharia e Participacoes SA
(a)
.......... 95,815 111,114
Multiplan Empreendimentos Imobiliarios SA ....... 75,939 448,449
Natura Cosmeticos SA
(a)
.................... 168,048 331,462
Orizon Valorizacao de Residuos SA
(a)
........... 15,129 242,865
Pagseguro Digital Ltd. , Class A ............... 33,915 317,105
Sao Martinho SA ......................... 33,507 112,785
Sendas Distribuidora SA .................... 304,749 528,601
SIMPAR SA ............................ 48,600 85,937
SLC Agricola SA ......................... 46,592 143,160
Smartfit Escola de Ginastica e Danca SA ......... 101,211 371,776
TOTVS SA ............................. 119,442 783,013
Transmissora Alianca de Energia Eletrica SA ...... 40,188 311,973
Tres Tentos Agroindustrial SA ................ 30,682 94,882
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA ....................... 132,702 80,496
Vivara Participacoes SA .................... 36,954 159,990
Vulcabras SA ........................... 27,030 79,409
11,426,435
a
Canada  —  0 .1%
Sigma Lithium Corp.
(a) (c)
.................... 13,540 227,066
a
Security Shares Value
a
Cayman Islands  —  0 .0%
Patria Investments Ltd. , Class A ............... 17,621 $ 204,227
a
Chile  —  0 .7%
Aguas Andinas SA , Class A .................. 599,886 225,790
CAP SA
(a)
.............................. 17,654 135,850
Cia Cervecerias Unidas SA .................. 36,354 218,523
Cia Sud Americana de Vapores SA ............. 3,307,602 165,335
Colbun SA ............................. 1,597,473 239,790
Empresa Nacional de Telecomunicaciones SA ..... 31,540 127,572
Empresas CMPC SA ...................... 241,995 289,837
Engie Energia Chile SA ..................... 82,060 170,566
Inversiones Aguas Metropolitanas SA ........... 91,086 97,734
Inversiones La Construccion SA ............... 8,675 227,099
Parque Arauco SA ........................ 150,597 659,890
Ripley Corp. SA .......................... 204,000 88,138
SMU SA ............................... 742,788 121,010
Vina Concha y Toro SA ..................... 114,100 114,608
2,881,742
a
China  —  9 .2%
361 Degrees International Ltd.
(c)
............... 252,000 152,096
Abbisko Cayman Ltd.
(a)
..................... 108,000 134,372
AK Medical Holdings Ltd.
(b)
.................. 140,000 104,503
Alphamab Oncology
(a) (b)
..................... 151,000 175,246
Angelalign Technology, Inc.
(b)
................. 15,200 136,447
Anhui Expressway Co. Ltd. , Class H
(c)
........... 136,000 281,305
Anjoy Foods Group Co. Ltd. , Class H ........... 10,200 108,509
Anxin-China Holdings Ltd. , NVS
(a) (d)
............. 1,084,000 1
Ascentage Pharma Group International
(a) (b)
........ 65,800 329,354
Ascletis Pharma, Inc.
(a) (b)
.................... 58,000 105,208
AsiaInfo Technologies Ltd.
(b)
.................. 134,800 88,855
Atour Lifestyle Holdings Ltd. , ADR ............. 8,120 278,841
Autohome, Inc. , ADR ...................... 12,954 226,177
AviChina Industry & Technology Co. Ltd. , Class H ... 612,000 244,773
BAIC Motor Corp. Ltd. , Class H
(a) (b)
............. 634,525 98,058
BBMG Corp. , Class H
(c)
..................... 508,000 45,991
Beijing Capital International Airport Co. Ltd. , Class H
(a)
418,000 91,256
Beijing Enterprises Water Group Ltd. ............ 916,000 317,922
Beijing Jingneng Clean Energy Co. Ltd. , Class H ... 516,000 143,619
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.
(c)
.. 108,000 95,518
Biocytogen Pharmaceuticals Beijing Co. Ltd. , Class H
(a)
25,500 160,805
Black Sesame International Holding Ltd.
(a)
........ 51,500 97,850
Blue Moon Group Holdings Ltd.
(b) (c)
............. 280,500 115,609
Boshiwa International Holding Ltd.
(a) (c) (d)
.......... 32,000 —
Brilliance China Automotive Holdings Ltd.
(c)
....... 714,000 238,457
CanSino Biologics, Inc. , Class H
(a) (b)
............ 32,600 107,406
CARsgen Therapeutics Holdings Ltd.
(a) (b)
......... 79,000 182,558
Central China Securities Co. Ltd. , Class H
(c)
....... 308,000 67,987
CGN Mining Co. Ltd. ...................... 695,000 285,757
CGN New Energy Holdings Co. Ltd. ............ 260,000 91,007
Chervon Holdings Ltd. ..................... 49,700 102,610
China Animal Healthcare Ltd. , NVS
(a) (c) (d)
......... 126,000 —
China BlueChemical Ltd. , Class H ............. 404,000 118,493
China Bohai Bank Co. Ltd. , Class H
(a) (b)
.......... 84,500 8,623
China Communications Services Corp. Ltd. , Class H . 518,000 272,983
China Conch Venture Holdings Ltd. ............. 306,000 414,200
China Datang Corp. Renewable Power Co. Ltd. , Class
H .................................. 586,000 126,386
China East Education Holdings Ltd.
(b)
........... 154,000 93,537
China Education Group Holdings Ltd.
(a)
.......... 204,000 49,447
China Everbright Environment Group Ltd. ........ 816,000 555,119
China Everbright Ltd.
(c)
..................... 210,000 163,176
China Foods Ltd. ......................... 216,000 97,640
China Huiyuan Juice Group Ltd. , NVS
(a) (d)
......... 379,000 —

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
China (continued)
China Jinmao Holdings Group Ltd. ............. 1,122,000 $ 249,198
China Lesso Group Holdings Ltd. .............. 193,000 113,770
China Literature Ltd.
(a) (b)
.................... 91,800 270,640
China Medical System Holdings Ltd. ............ 255,000 343,849
China Metal Recycling Holdings Ltd.
(a) (d)
.......... 12,000 —
China Modern Dairy Holdings Ltd.
(c)
............ 658,000 95,810
China Overseas Grand Oceans Group Ltd.
(c)
...... 359,000 132,846
China Overseas Property Holdings Ltd. .......... 290,000 138,347
China Qinfa Group Ltd. ..................... 316,000 78,628
China Resources Beverage Holdings Co. Ltd. ...... 91,800 96,172
China Resources Building Materials Technology
Holdings Ltd.
(c)
......................... 616,000 98,275
China Resources Pharmaceutical Group Ltd.
(b)
..... 379,000 225,846
China Risun Group Ltd.
(c)
................... 238,000 76,530
China Shineway Pharmaceutical Group Ltd. ....... 100,000 106,907
China Tobacco International HK Co. Ltd. ......... 58,000 182,722
China Traditional Chinese Medicine Holdings Co. Ltd.
(c)
616,000 122,645
China Travel International Investment Hong Kong Ltd.
(c)
416,000 62,650
China Water Affairs Group Ltd.
(c)
............... 184,000 111,917
China XLX Fertiliser Ltd. .................... 164,000 211,848
China Youran Dairy Group Ltd.
(a) (b)
............. 308,000 115,939
Chinasoft International Ltd.
(a) (c)
................ 506,000 239,340
Chongqing Machinery & Electric Co. Ltd. , Class H ... 204,000 73,270
CIMC Enric Holdings Ltd. ................... 140,000 155,061
Cirrus Aircraft Ltd. ........................ 20,800 102,878
COFCO Joycome Foods Ltd.
(a) (c)
............... 869,000 129,709
Consun Pharmaceutical Group Ltd. ............. 102,000 184,931
COSCO SHIPPING International Hong Kong Co. Ltd. 102,000 79,547
COSCO SHIPPING Ports Ltd. ................ 316,000 200,808
Country Garden Holdings Co. Ltd.
(a)
............ 4,692,000 145,466
Country Garden Services Holdings Co. Ltd. ....... 484,000 359,316
CSG Holding Co. Ltd. , Class B ................ 376,600 64,393
CSSC Hong Kong Shipping Co. Ltd.
(c)
........... 416,000 123,682
CStone Pharmaceuticals
(a) (b) (c)
................ 241,000 247,634
Dalipal Holdings Ltd.
(a) (c)
.................... 116,000 47,070
Damai Entertainment Holdings Ltd.
(a) (c)
........... 2,550,000 188,601
Daqo New Energy Corp. , ADR
(a) (c)
.............. 9,231 153,604
Dongyue Group Ltd. ....................... 306,000 638,265
DPC Dash Ltd.
(a) (c)
........................ 20,800 102,661
Duality Biotherapeutics, Inc.
(a)
................ 6,400 184,445
Dynagreen Environmental Protection Group Co. Ltd. ,
Class H ............................. 102,000 76,297
East Buy Holding Ltd.
(a) (b)
.................... 104,000 289,033
Everest Medicines Ltd.
(a) (b) (c)
.................. 62,000 238,419
Evergrande Property Services Group Ltd.
(a) (b)
...... 1,416,000 218,561
FinVolution Group , Class A , ADR .............. 22,172 116,403
First Tractor Co. Ltd. , Class H ................ 116,000 122,474
Fortior Technology Shenzhen Co. Ltd. , Class H ..... 5,100 91,369
Fufeng Group Ltd.
(c)
....................... 255,400 194,608
Genertec Universal Medical Group Co. Ltd.
(b) (c)
..... 229,000 151,046
GenFleet Therapeutics Shanghai, Inc. , Class H
(a)
... 10,200 44,507
Global New Material International Holdings Ltd.
(a) (c)
.. 208,000 192,606
Grand Pharmaceutical Group Ltd.
(c)
............. 254,000 169,776
Greentown China Holdings Ltd.
(c)
.............. 216,000 244,474
Greentown Service Group Co. Ltd. ............. 366,000 206,833
Guangshen Railway Co. Ltd. , Class H ........... 300,000 88,115
Guoquan Food Shanghai Co. Ltd. , Class H ....... 183,200 55,465
Gushengtang Holdings Ltd.
(c)
................. 31,600 112,596
Haichang Ocean Park Holdings Ltd.
(a) (b) (c)
......... 708,000 33,408
Hainan Drinda New Energy Technology Co. Ltd. , Class
H
(a)
................................. 20,400 81,424
Hangzhou SF Intra-City Industrial Co. Ltd. , Class H
(a) (b)
61,600 60,835
Harbin Electric Co. Ltd. , Class H ............... 164,000 411,706
Hello Group, Inc. , ADR ..................... 32,487 193,623
Security Shares Value
a
China (continued)
Hua Han Health Industry Holdings Ltd. , NVS
(a) (d)
.... 1,112,400 $ 1
Huabao International Holdings Ltd. ............. 258,000 117,858
HUTCHMED China Ltd.
(a) (c)
.................. 127,500 297,935
Hygeia Healthcare Holdings Co. Ltd.
(a) (b) (c)
........ 91,600 112,867
InnoCare Pharma Ltd. , Class H
(a) (b)
............. 208,000 308,680
iQIYI, Inc. , Class A , ADR
(a)
................... 102,443 116,785
Jacobio Pharmaceuticals Group Co. Ltd.
(a) (b)
....... 107,400 67,169
JF SmartInvest Holdings Ltd.
(c)
................ 30,900 108,367
Jinchuan Group International Resources Co. Ltd.
(c) (d)
. 1,096,000 65,743
JinkoSolar Holding Co. Ltd. , ADR .............. 6,222 145,035
Jinxin Fertility Group Ltd.
(b) (c)
................. 454,000 129,881
JNBY Design Ltd. ........................ 72,500 177,436
JOYY, Inc. , ADR ......................... 5,508 371,404
Keymed Biosciences, Inc.
(a) (b)
................. 51,000 401,778
Kinetic Development Group Ltd. ............... 714,000 182,215
Kingboard Holdings Ltd. .................... 135,000 1,134,564
Kingsoft Cloud Holdings Ltd.
(a)
................ 612,900 491,658
Lao Feng Xiang Co. Ltd. , Class B .............. 51,000 151,470
Lee & Man Paper Manufacturing Ltd. ........... 348,000 134,651
Legend Holdings Corp. , Class H
(b)
............. 132,600 277,697
Lepu Biopharma Co. Ltd. , Class H
(a) (b) (c)
.......... 292,000 158,726
Lifetech Scientific Corp.
(a) (c)
.................. 716,000 151,706
Lingbao Gold Group Co. Ltd. , Class H
(c)
.......... 100,800 209,917
Linklogis, Inc. , Class B
(b) (c)
................... 279,000 72,080
Lonking Holdings Ltd. ...................... 455,000 169,578
Lufax Holding Ltd. , ADR
(a)
................... 54,934 90,641
Luye Pharma Group Ltd.
(a) (b)
.................. 475,500 131,866
Maanshan Iron & Steel Co. Ltd. , Class H
(a)
........ 472,000 116,188
Maoyan Entertainment
(b) (c)
................... 160,600 112,239
Marketingforce Management Ltd.
(a) (c)
............ 20,800 95,966
Meitu, Inc.
(a) (b)
........................... 816,000 454,451
MH Development Ltd. , NVS
(a) (d)
............... 32,500 —
MicroPort NeuroScientific Corp.
(c)
.............. 89,000 104,482
Microport Scientific Corp.
(a) (c)
................. 209,100 200,778
Ming Yuan Cloud Group Holdings Ltd.
(a) (c)
......... 258,000 60,421
Minth Group Ltd.
(c)
........................ 163,200 788,416
National Agricultural Holdings Ltd.
(a) (c) (d)
.......... 354,000 —
NetEase Cloud Music, Inc.
(a) (b)
................ 20,400 309,694
Newborn Town, Inc.
(a) (c)
..................... 146,000 148,603
Nexteer Automotive Group Ltd.
(c)
.............. 208,000 129,924
Nine Dragons Paper Holdings Ltd.
(a)
............ 357,000 303,123
Noah Holdings Ltd. , ADR ................... 9,372 99,062
Ocumension Therapeutics
(a) (b) (c)
............... 104,000 82,277
Onewo, Inc. , Class H ...................... 50,800 113,785
Phancy Group Co. Ltd. , Class H
(a) (c)
............. 68,200 288,119
Ping An Healthcare and Technology Co. Ltd.
(a) (b)
.... 195,800 223,189
Poly Property Group Co. Ltd. ................. 458,000 121,696
Poly Property Services Co. Ltd. , Class H ......... 31,600 119,416
Q Technology Group Co. Ltd. ................. 108,000 131,581
Qfin Holdings, Inc. , ADR .................... 21,117 339,561
Qunabox Group Ltd.
(a)
...................... 25,800 37,596
REPT BATTERO Energy Co. Ltd. , Class H
(a)
...... 80,800 156,818
RLX Technology, Inc. , ADR .................. 71,900 148,114
RoboSense Technology Co. Ltd.
(a) (c)
............ 62,700 253,558
Sany Heavy Equipment International Holdings Co. Ltd. 255,000 250,670
Seazen Group Ltd.
(a) (c)
..................... 552,000 128,140
Shandong BoAn Biotechnology Co. Ltd. , Class H
(a) (c)
. 51,600 37,728
Shandong Weigao Group Medical Polymer Co. Ltd. ,
Class H ............................. 530,400 227,450
Shanghai Chicmax Cosmetic Co. Ltd. , Class H
(c)
.... 21,700 100,679
Shanghai Conant Optical Co. Ltd. , Class H ....... 45,900 247,513
Shanghai Industrial Holdings Ltd.
(c)
............. 108,000 208,071
Shanghai MicroPort MedBot Group Co. Ltd. , Class H
(a)
76,500 247,657
Shenzhen Dobot Corp. Ltd. , Class H
(a)
........... 27,200 107,791

iShares
®
MSCI Emerging Markets Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
China (continued)
Shenzhen Expressway Corp. Ltd. , Class H ........ 102,000 $ 89,617
Shenzhen International Holdings Ltd. ........... 306,000 232,563
Shenzhen Investment Ltd.
(a) (c)
................. 604,000 60,886
Shoucheng Holdings Ltd.
(c)
.................. 887,200 194,804
Shougang Fushan Resources Group Ltd. ......... 516,000 179,091
Shui On Land Ltd.
(a) (c)
...................... 782,000 47,946
Sihuan Pharmaceutical Holdings Group Ltd.
(c)
...... 1,008,000 123,260
Simcere Pharmaceutical Group Ltd.
(b)
........... 204,000 259,526
Sinofert Holdings Ltd.
(c)
..................... 962,000 190,268
Sinopec Engineering Group Co. Ltd. , Class H ...... 317,500 223,634
Sinopec Kantons Holdings Ltd.
(c)
.............. 214,000 103,289
Skyworth Group Ltd.
(a)
..................... 142,800 103,128
SMI Holdings Group Ltd. , NVS
(a) (d)
.............. 468,800 1
SSY Group Ltd.
(c)
......................... 316,000 93,961
Sun Art Retail Group Ltd. ................... 520,000 101,048
Sunac China Holdings Ltd.
(a)
................. 2,061,000 249,978
Sunshine Lake Pharma Co. Ltd. , Class H
(a) (c)
...... 35,000 162,856
Superb Summit International Group Ltd. , NVS
(a) (d)
... 11,913 —
SY Holdings Group Ltd.
(c)
................... 129,000 145,926
TCL Electronics Holdings Ltd. ................ 220,000 388,737
Tiangong International Co. Ltd. ............... 316,000 137,598
Tianli International Holdings Ltd.
(c)
.............. 308,000 55,780
Tianneng Power International Ltd.
(c)
............ 216,000 162,374
Tong Ren Tang Technologies Co. Ltd. , Class H ..... 249,000 111,825
Tongguan Gold Group Ltd. .................. 522,000 143,665
Topsports International Holdings Ltd.
(b)
........... 459,000 164,392
Towngas Smart Energy Co. Ltd.
(a) (c)
............. 358,000 150,350
TravelSky Technology Ltd. , Class H ............ 204,000 240,288
Tuhu Car, Inc. , Class A
(a) (b) (c)
.................. 72,600 124,222
Tuya, Inc. , Class A , ADR .................... 60,322 127,883
Up Fintech Holding Ltd. , Class A , ADR
(a) (c)
........ 24,922 128,099
Vnet Group, Inc. , Class A , ADR
(a) (c)
............. 31,973 322,288
VOYAH Automobile Technology Co. Ltd. , Class H
(a)
.. 180,000 121,043
Wasion Holdings Ltd. ...................... 102,000 282,391
Weibo Corp. , Class A ...................... 19,380 148,981
Weifu High-Technology Group Co. Ltd. , Class B .... 81,616 138,951
Weilong Delicious Global Holdings Ltd. .......... 69,600 72,469
Weimob, Inc.
(a) (b) (c)
........................ 758,000 122,088
West China Cement Ltd.
(c)
................... 472,000 131,994
XD, Inc.
(c)
.............................. 61,200 397,178
Xinte Energy Co. Ltd. , Class H
(a) (c)
.............. 103,200 65,261
Xtep International Holdings Ltd. ............... 357,000 193,132
Yidu Tech, Inc.
(a) (b) (c)
....................... 149,400 100,065
Yihai International Holding Ltd. ................ 102,000 179,612
Yixin Group Ltd.
(b) (c)
....................... 379,000 75,563
Youzan Technology Ltd.
(a)
................... 4,800,000 57,142
Yuexiu Property Co. Ltd.
(c)
................... 308,000 171,704
Yuexiu Transport Infrastructure Ltd. ............. 212,000 108,191
Zai Lab Ltd.
(a) (c)
.......................... 220,000 386,732
ZhongAn Online P&C Insurance Co. Ltd. , Class H
(a) (b)
240,800 332,604
Zhongsheng Group Holdings Ltd. .............. 185,500 145,888
Zhongyu Energy Holdings Ltd.
(c)
............... 204,000 70,543
Zylox-Tonbridge Medical Technology Co. Ltd. , Class
H
(b)
................................. 45,500 116,350
36,666,128
a
Colombia  —  0 .2%
Cementos Argos SA ....................... 125,103 363,763
Grupo Argos SA .......................... 70,892 324,968
Mineros SA ............................. 25,472 107,091
795,822
a
Cyprus  —  0 .0%
Nanduq PLC , ADR
(a) (d)
...................... 20,971 3
a
Security Shares Value
a
Czech Republic  —  0 .1%
Colt CZ Group SE ........................ 3,316 $ 168,497
Philip Morris CR A.S. ...................... 117 111,301
279,798
a
Egypt  —  0 .2%
Abou Kir Fertilizers & Chemical Industries ........ 76,260 125,938
Abu Dhabi Islamic Bank Egypt
(a)
............... 119,298 109,593
EFG Holding S.A.E.
(a)
...................... 168,215 86,387
E-Finance for Digital & Financial Investments ...... 294,823 127,278
Fawry for Banking & Payment Technology Services
SAE
(a)
............................... 464,815 182,459
Telecom Egypt Co. ........................ 143,216 268,296
899,951
a
Greece  —  0 .8%
Aegean Airlines SA ....................... 9,790 141,582
Aktor SA Holding Company Technical And Energy
Projects
(a)
............................ 11,628 140,427
Athens International Airport SA ................ 11,120 131,909
Athens Water Supply & Sewage Co. SA .......... 11,091 134,281
Bally's Intralot SA ......................... 118,133 163,282
CrediaBank SA
(a)
......................... 136,170 206,160
HELLENiQ ENERGY Holdings SA ............. 20,859 250,598
Holding Co. ADMIE IPTO SA ................. 26,418 122,023
LAMDA Development SA
(a)
.................. 20,274 146,069
Motor Oil Hellas Corinth Refineries SA .......... 13,872 598,347
Optima bank SA ......................... 42,087 522,717
Sarantis SA ............................ 5,874 103,868
Titan SA ............................... 8,007 475,221
3,136,484
a
Hong Kong  —  0 .2%
Art Group Holdings Ltd.
(a)
................... 205,000 74,551
China Lumena New Materials Corp. , NVS
(a) (c) (d)
..... 5,249 —
FIH Mobile Ltd.
(c)
......................... 64,500 247,535
K Wah International Holdings Ltd. .............. 255,000 74,799
New Horizon Health Ltd.
(a) (c) (d)
................. 91,000 90,305
Precision Tsugami China Corp. Ltd. ............ 39,000 271,401
Xinyi Energy Holdings Ltd. ................... 816,000 130,154
888,745
a
Hungary  —  0 .2%
Magyar Telekom Telecommunications PLC ........ 64,107 555,645
Opus Global Nyrt ......................... 60,618 70,720
626,365
a
India  —  19 .4%
360 ONE WAM Ltd. ....................... 50,914 592,024
3M India Ltd. ............................ 708 244,371
Aadhar Housing Finance Ltd.
(a)
................ 23,614 118,588
Aarti Industries Ltd. ....................... 42,970 214,783
Aarti Pharmalabs Ltd. ...................... 11,332 75,506
Aavas Financiers Ltd.
(a)
..................... 9,182 129,718
ACC Ltd. .............................. 12,852 189,243
Acme Solar Holdings Ltd. ................... 31,838 103,926
Action Construction Equipment Ltd. ............ 11,382 105,990
Acutaas Chemicals Ltd. .................... 11,169 368,297
Aditya Birla Fashion and Retail Ltd.
(a)
........... 129,642 88,018
Aditya Birla Lifestyle Brands Ltd. .............. 91,448 96,382
Aditya Birla Real Estate Ltd. ................. 11,782 154,144
Aditya Birla Sun Life Asset Management Co. Ltd. ... 15,816 177,183
Aditya Infotech Ltd.
(a)
...................... 1,062 32,458
Aditya Vision Ltd.
(b)
........................ 15,513 87,338
Aegis Logistics Ltd. ....................... 27,999 220,536
Aether Industries Ltd.
(a)
..................... 7,395 85,416
Afcons Infrastructure Ltd. ................... 35,894 128,228

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
India (continued)
Affle 3i Ltd.
(a)
............................ 13,617 $ 209,546
Ahluwalia Contracts India Ltd. ................ 7,974 66,444
AIA Engineering Ltd. ....................... 9,027 428,004
Ajanta Pharma Ltd. ....................... 9,370 288,763
Alembic Pharmaceuticals Ltd. ................ 11,900 92,165
Alivus Life Sciences Ltd. .................... 6,174 68,522
Alok Industries Ltd.
(a)
...................... 210,384 28,201
Amara Raja Energy & Mobility Ltd. ............. 20,760 193,698
Amber Enterprises India Ltd.
(a)
................ 4,743 380,054
Anand Rathi Wealth Ltd. .................... 8,982 326,264
Anant Raj Ltd. ........................... 28,730 155,422
Angel One Ltd. .......................... 105,288 373,731
Anthem Biosciences Ltd. .................... 11,606 92,842
Anupam Rasayan India Ltd. .................. 3,530 48,079
Apar Industries Ltd. ....................... 3,876 535,416
Apollo Tyres Ltd. ......................... 65,934 273,616
Aptus Value Housing Finance India Ltd. .......... 79,815 218,440
Archean Chemical Industries Ltd. .............. 14,740 81,449
Arvind Fashions Ltd. ....................... 24,766 120,272
Arvind Ltd. ............................. 41,722 207,683
Asahi India Glass Ltd. ...................... 18,404 174,857
Ashapura Minechem Ltd. ................... 10,863 84,560
Aster DM Healthcare Ltd.
(b)
.................. 52,694 403,770
Astra Microwave Products Ltd. ................ 10,332 152,553
AstraZeneca Pharma India Ltd. ............... 1,208 109,660
Atul Ltd. ............................... 3,016 217,674
AurionPro Solutions Ltd. .................... 7,674 64,273
Authum Investment & Infrastructure Ltd. ......... 38,612 194,422
Avalon Technologies Ltd.
(a) (b)
................. 8,824 141,253
Avanti Feeds Ltd. ......................... 9,594 121,303
AvenuesAI Ltd.
(a)
......................... 357,000 52,221
AWL Agri Business Ltd. ..................... 84,915 171,802
Azad Engineering Ltd.
(a)
.................... 7,174 152,348
Balrampur Chini Mills Ltd. ................... 31,272 169,461
Banco Products India Ltd. ................... 11,082 76,516
Bandhan Bank Ltd.
(b)
...................... 160,290 351,179
BASF India Ltd. .......................... 2,708 96,881
Bata India Ltd. ........................... 11,730 82,598
Bayer CropScience Ltd. .................... 2,481 117,912
Belrise Industries Ltd. ...................... 51,000 116,094
BEML Ltd. ............................. 9,332 169,308
Bikaji Foods International Ltd. ................ 14,280 97,614
Biocon Ltd. ............................. 119,378 538,447
Birla Corp. Ltd. .......................... 7,332 76,986
Birlasoft Ltd. ............................ 40,790 137,157
Black Box Ltd. ........................... 7,874 86,260
BlackBuck Ltd.
(a)
......................... 22,137 118,969
BLS International Services Ltd. ............... 34,017 93,532
Blue Dart Express Ltd. ..................... 1,658 82,752
Blue Star Ltd. ........................... 28,101 471,073
Bluestone Jewellery And Lifestyle Ltd.
(a)
.......... 7,194 36,318
Bombay Burmah Trading Co. ................. 4,066 64,237
Borosil Renewables Ltd.
(a)
................... 12,982 68,513
Brigade Enterprises Ltd. .................... 32,646 224,128
Brookfield India Real Estate Trust
(b)
............. 98,789 331,566
Campus Activewear Ltd. .................... 24,972 66,529
Can Fin Homes Ltd. ....................... 20,256 176,900
Canara HSBC Life Insurance Co. Ltd.
(a)
.......... 51,359 74,627
Caplin Point Laboratories Ltd. ................ 4,866 103,620
Capri Global Capital Ltd. .................... 66,634 139,055
Carborundum Universal Ltd. ................. 26,422 285,906
Cartrade Tech Ltd.
(a)
....................... 9,189 167,799
Castrol India Ltd. ......................... 90,709 174,912
CCL Products India Ltd. .................... 15,608 173,134
Security Shares Value
a
India (continued)
Ceat Ltd. .............................. 4,377 $ 149,256
Cemindia Projects Ltd. ..................... 13,990 157,549
Central Depository Services India Ltd. ........... 23,614 309,217
Century Plyboards India Ltd. ................. 15,348 124,824
Cera Sanitaryware Ltd. ..................... 1,358 79,586
CESC Ltd. ............................. 121,963 233,665
Chalet Hotels Ltd. ........................ 20,656 170,597
Chambal Fertilisers and Chemicals Ltd. .......... 39,870 195,661
Chennai Petroleum Corp. Ltd. ................ 12,540 139,690
Choice International Ltd.
(a)
................... 12,699 89,825
Cholamandalam Financial Holdings Ltd. ......... 21,369 355,827
CIE Automotive India Ltd. ................... 36,654 172,162
City Union Bank Ltd. ....................... 89,184 239,811
Clean Science & Technology Ltd. .............. 10,914 91,588
CMS Info Systems Ltd. ..................... 38,254 122,614
Coforge Ltd. ............................ 70,442 1,056,713
Cohance Lifesciences Ltd.
(a)
................. 31,212 141,727
Computer Age Management Services Ltd. ........ 48,960 407,707
Concord Biotech Ltd. ...................... 6,273 69,382
Container Corp. Of India Ltd. ................. 60,690 296,029
Craftsman Automation Ltd. .................. 2,867 273,613
CreditAccess Grameen Ltd.
(a)
................. 13,698 186,946
CRISIL Ltd. ............................. 4,516 187,570
Crompton Greaves Consumer Electricals Ltd. ...... 142,953 422,855
Cyient Ltd. ............................. 19,006 181,951
Data Patterns India Ltd. .................... 5,712 242,936
Deepak Fertilisers & Petrochemicals Corp. Ltd. ..... 15,523 230,410
Deepak Nitrite Ltd. ........................ 13,840 245,192
Delhivery Ltd.
(a)
.......................... 116,520 554,499
Devyani International Ltd.
(a)
.................. 102,580 124,448
Doms Industries Ltd. ...................... 3,516 80,796
Dr Lal PathLabs Ltd.
(b)
..................... 17,348 293,264
Dr. Agarwal's Health Care Ltd.
(a)
............... 22,464 114,428
Dynamatic Technologies Ltd. ................. 765 89,559
eClerx Services Ltd. ....................... 11,004 174,762
Edelweiss Financial Services Ltd. .............. 130,969 155,446
EID Parry India Ltd.
(a)
...................... 21,270 168,948
EIH Ltd. ............................... 54,802 170,832
Elecon Engineering Co. Ltd. ................. 20,940 112,318
Elgi Equipments Ltd. ...................... 39,678 239,311
Emami Ltd. ............................. 44,270 185,931
Embassy Office Parks REIT .................. 186,612 839,106
Emmvee Photovoltaic Power Ltd.
(a) (b)
............ 28,356 97,097
Endurance Technologies Ltd.
(b)
................ 8,496 243,486
Engineers India Ltd. ....................... 71,250 173,993
EPL Ltd. ............................... 37,604 84,631
Equitas Small Finance Bank Ltd.
(a) (b)
............ 122,197 90,310
Eris Lifesciences Ltd.
(b)
..................... 8,417 123,951
Escorts Kubota Ltd. ....................... 6,987 210,331
Ethos Ltd.
(a)
............................. 3,621 90,583
Exide Industries Ltd. ....................... 82,263 334,773
Fine Organic Industries Ltd. .................. 2,144 104,427
Finolex Cables Ltd. ....................... 16,498 197,406
Finolex Industries Ltd. ..................... 61,168 120,021
Firstsource Solutions Ltd. ................... 74,108 204,997
Five-Star Business Finance Ltd. ............... 43,962 205,959
Force Motors Ltd. ........................ 1,058 216,617
Fractal Analytics Ltd.
(a)
..................... 5,272 55,643
Gabriel India Ltd. ......................... 14,190 164,196
Garden Reach Shipbuilders & Engineers Ltd. ...... 6,683 186,694
Garware Hi-Tech Films Ltd. .................. 2,193 141,227
Genus Power Infrastructures Ltd. .............. 24,322 80,225
Genus Prime Infra Ltd.
(a)
.................... 4,688 1,332
GHCL Ltd. ............................. 7,895 37,769

iShares
®
MSCI Emerging Markets Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
India (continued)
Gillette India Ltd. ......................... 1,958 $ 165,223
Gland Pharma Ltd.
(b)
....................... 8,574 202,911
GlaxoSmithKline Pharmaceuticals Ltd. .......... 8,670 201,638
Glenmark Pharmaceuticals Ltd. ............... 32,130 769,128
Global Health Ltd. ........................ 18,106 226,525
GMM Pfaudler Ltd. ........................ 732 5,903
Go Digit General Insurance Ltd.
(a)
.............. 60,118 193,327
Godawari Power and Ispat Ltd. ............... 50,688 153,691
Godfrey Phillips India Ltd. ................... 8,574 206,001
Granules India Ltd. ........................ 26,826 218,364
Graphite India Ltd. ........................ 14,764 113,086
Gravita India Ltd. ......................... 7,824 132,844
Great Eastern Shipping Co. Ltd. (The) ........... 21,930 327,427
Grindwell Norton Ltd. ...................... 10,104 195,677
Gujarat Fluorochemicals Ltd. ................. 6,774 258,491
Gujarat Gas Ltd. ......................... 74,766 315,651
Gujarat Mineral Development Corp. Ltd. ......... 22,214 156,608
Gujarat Narmada Valley Fertilizers & Chemicals Ltd. . 19,556 103,759
Gujarat Pipavav Port Ltd. ................... 58,184 96,371
Gujarat State Fertilizers & Chemicals Ltd. ........ 55,252 94,764
Happiest Minds Technologies Ltd. .............. 27,948 109,605
HBL Engineering Ltd. ...................... 27,276 236,450
HEG Ltd. .............................. 15,948 95,202
Hexaware Technologies Ltd. ................. 33,796 181,078
HFCL Ltd. .............................. 200,430 379,638
Himadri Speciality Chemical Ltd. .............. 42,820 273,233
Hindustan Construction Co. Ltd.
(a)
.............. 518,224 124,321
Hindustan Copper Ltd. ..................... 64,160 363,328
Hindustan Foods Ltd.
(a)
..................... 15,548 84,900
Home First Finance Co. India Ltd.
(b)
............ 15,948 178,746
Honasa Consumer Ltd.
(a)
.................... 35,196 150,499
Honeywell Automation India Ltd. ............... 416 155,540
IFCI Ltd.
(a)
.............................. 147,600 106,434
IIFL Capital Services Ltd. ................... 28,263 101,504
IIFL Finance Ltd. ......................... 53,075 260,718
Indegene Ltd. ........................... 18,906 103,794
India Cements Ltd. (The)
(a)
.................. 10,282 41,471
India Shelter Finance Corp. Ltd. ............... 9,894 79,553
IndiaMart InterMesh Ltd.
(b)
................... 7,324 155,352
Indian Energy Exchange Ltd.
(b)
................ 99,501 134,389
Indian Renewable Energy Development Agency Ltd. . 139,808 196,086
Indraprastha Gas Ltd. ...................... 125,307 211,607
Inox Wind Ltd.
(a)
.......................... 173,400 169,664
Intellect Design Arena Ltd. ................... 20,006 151,283
International Gemological Institute Ltd. .......... 33,252 130,131
Inventurus Knowledge Solutions Ltd.
(a)
........... 9,332 164,597
ION Exchange India Ltd. .................... 21,836 83,133
Ipca Laboratories Ltd. ...................... 31,268 501,538
IRB Infrastructure Developers Ltd. ............. 843,488 188,210
IRCON International Ltd.
(b)
................... 92,056 132,552
ITC Hotels Ltd. .......................... 140,284 228,504
Jaiprakash Power Ventures Ltd.
(a)
.............. 897,982 206,629
Jammu & Kashmir Bank Ltd. (The) ............. 93,806 138,596
JB Chemicals & Pharmaceuticals Ltd. ........... 17,952 409,431
JBM Auto Ltd. ........................... 14,740 96,332
Jindal Saw Ltd. .......................... 54,252 141,055
JK Cement Ltd. .......................... 7,803 424,167
JK Lakshmi Cement Ltd. .................... 14,948 92,890
JK Paper Ltd. ........................... 19,656 76,327
JK Tyre & Industries Ltd. .................... 29,330 125,798
JM Financial Ltd. ......................... 105,988 145,345
JSW Cement Ltd.
(a) (b)
...................... 55,896 76,269
JSW Holdings Ltd.
(a)
....................... 710 98,325
Jubilant Foodworks Ltd. .................... 86,394 388,773
Security Shares Value
a
India (continued)
Jubilant Ingrevia Ltd. ...................... 19,663 $ 133,750
Jubilant Pharmova Ltd. ..................... 17,148 179,492
Jupiter Life Line Hospitals Ltd. ................ 5,038 70,378
Jupiter Wagons Ltd. ....................... 22,596 69,127
Jyothy Labs Ltd. ......................... 34,396 73,912
Jyoti CNC Automation Ltd.
(a)
................. 18,656 117,066
Kajaria Ceramics Ltd. ...................... 18,105 204,640
Kalpataru Projects International Ltd. ............ 25,122 345,369
Kalyan Jewellers India Ltd. .................. 82,314 307,452
Kansai Nerolac Paints Ltd. .................. 46,728 107,224
Karnataka Bank Ltd. (The) ................... 40,346 114,410
Karur Vysya Bank Ltd. (The) ................. 115,438 350,871
Kaynes Technology India Ltd.
(a)
............... 6,874 226,762
KEC International Ltd. ..................... 30,438 160,272
KEI Industries Ltd. ........................ 13,652 756,719
Kfin Technologies Ltd. ...................... 24,122 217,622
Kirloskar Brothers Ltd. ..................... 5,460 93,855
Kirloskar Ferrous Industries Ltd. ............... 15,048 69,031
Kirloskar Oil Engines Ltd. ................... 18,756 380,666
Kirloskar Pneumatic Co. Ltd. ................. 10,101 167,232
KPI Green Energy Ltd.
(b)
.................... 25,650 113,616
KPIT Technologies Ltd. ..................... 37,854 307,874
KPR Mill Ltd. ............................ 24,582 249,801
KRBL Ltd. .............................. 9,079 33,404
Krishna Institute of Medical Sciences Ltd.
(a) (b)
...... 54,672 436,393
KSB Ltd. .............................. 17,048 141,720
Kwality Wall's India Ltd.
(a)
................... 184,721 52,474
Laurus Labs Ltd.
(b)
........................ 77,716 1,113,489
Le Travenues Technology Ltd.
(a)
............... 45,778 81,051
Leela Palaces Hotels & Resorts Ltd.
(a)
........... 27,730 120,669
Lemon Tree Hotels Ltd.
(a) (b)
.................. 121,128 145,178
LIC Housing Finance Ltd. ................... 64,076 359,450
Lloyds Engineering Works Ltd. ................ 202,652 156,952
LMW Ltd. .............................. 858 141,742
LT Foods Ltd. ........................... 40,812 168,249
Lumax Auto Technologies Ltd. ................ 6,374 115,725
Mahanagar Gas Ltd. ....................... 12,090 139,276
Maharashtra Scooters Ltd. .................. 558 74,939
Mahindra & Mahindra Financial Services Ltd. ...... 110,772 353,745
Mahindra Lifespace Developers Ltd. ............ 41,361 144,741
Manappuram Finance Ltd. ................... 115,668 396,328
Marksans Pharma Ltd. ..................... 51,000 131,999
Mastek Ltd. ............................. 4,916 84,396
Max Estates Ltd.
(a)
........................ 18,105 84,615
Max Financial Services Ltd.
(a)
................. 60,368 1,063,748
Medplus Health Services Ltd.
(a)
............... 16,781 158,018
Metropolis Healthcare Ltd.
(b)
.................. 29,312 171,223
Minda Corp. Ltd. ......................... 18,308 120,286
Mindspace Business Parks REIT
(b)
............. 50,036 243,591
Mishra Dhatu Nigam Ltd.
(b)
.................. 16,748 74,145
Motherson Sumi Wiring India Ltd. .............. 673,524 276,080
Motilal Oswal Financial Services Ltd. ............ 33,796 312,696
Mrs Bectors Food Specialities Ltd. ............. 38,515 69,582
MTAR Technologies Ltd.
(a)
................... 4,431 367,693
Narayana Hrudayalaya Ltd. .................. 13,872 276,470
Natco Pharma Ltd. ........................ 17,391 185,974
National Securities Depository Ltd. ............. 12,663 108,075
Nava Ltd. .............................. 26,781 166,995
Navin Fluorine International Ltd. ............... 7,699 577,181
Nazara Technologies Ltd.
(a)
.................. 31,354 91,663
NBCC India Ltd. ......................... 199,818 211,141
NCC Ltd. .............................. 105,538 168,724
Netweb Technologies India Ltd. ............... 3,916 192,894
Network18 Media & Investments Ltd.
(a)
.......... 177,838 58,404

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
India (continued)
Neuland Laboratories Ltd. ................... 1,734 $ 311,726
Newgen Software Technologies Ltd. ............ 16,728 77,970
Nexus Select Trust ........................ 177,888 290,570
NIIT Learning Systems Ltd. .................. 8,048 17,552
Nippon Life India Asset Management Ltd.
(b)
....... 35,804 414,405
NLC India Ltd. ........................... 66,300 242,470
NMDC Steel Ltd.
(a)
........................ 259,754 121,947
Nuvama Wealth Management Ltd. ............. 18,737 306,598
Nuvoco Vistas Corp. Ltd.
(a)
.................. 25,222 92,650
Ola Electric Mobility Ltd.
(a)
................... 414,898 181,201
Olectra Greentech Ltd. ..................... 10,382 128,990
Onesource Specialty Pharma Ltd.
(a)
............ 10,832 208,043
Paradeep Phosphates Ltd.
(b)
................. 111,254 147,398
PC Jeweller Ltd.
(a)
........................ 647,002 65,351
PCBL CHEMICAL Ltd. ..................... 40,212 122,637
Pearl Global Industries Ltd. .................. 5,866 101,956
PG Electroplast Ltd. ....................... 33,452 169,911
Physicswallah Ltd.
(a) (b)
...................... 121,520 136,512
Pine Labs Ltd.
(a) (b)
......................... 32,434 49,337
Piramal Finance Ltd. ...................... 21,823 442,447
Piramal Pharma Ltd. ....................... 137,676 250,290
PNB Housing Finance Ltd.
(b)
................. 41,310 447,719
PNC Infratech Ltd. ........................ 30,738 66,275
Poly Medicure Ltd. ........................ 8,766 124,480
Poonawalla Fincorp Ltd.
(a)
................... 61,668 248,399
Power Mech Projects Ltd. ................... 3,662 96,225
Praj Industries Ltd. ........................ 35,445 131,445
Premier Energies Ltd.
(b)
..................... 24,495 273,419
Pricol Ltd. .............................. 16,856 99,618
Privi Speciality Chemicals Ltd. ................ 2,652 90,872
Procter & Gamble Health Ltd. ................ 1,582 100,797
Prudent Corporate Advisory Services Ltd. ........ 4,766 136,361
PTC India Ltd. ........................... 52,444 101,044
PTC Industries Ltd.
(a)
...................... 1,212 206,358
PVR Inox Ltd.
(a)
.......................... 17,856 180,928
Radico Khaitan Ltd. ....................... 16,779 621,453
Railtel Corp. of India Ltd. .................... 27,030 89,655
Rainbow Children's Medicare Ltd. .............. 12,732 184,789
Ramco Cements Ltd. (The) .................. 24,572 225,316
Ramkrishna Forgings Ltd. ................... 20,106 119,770
Rategain Travel Technologies Ltd. , Class A
(a)
...... 12,140 95,583
Ratnamani Metals & Tubes Ltd. ............... 5,290 142,133
RattanIndia Power Ltd.
(a)
.................... 709,420 73,585
RBL Bank Ltd.
(b)
.......................... 99,972 363,149
Redington Ltd. ........................... 129,752 306,626
Redtape Ltd. ............................ 39,851 58,507
Reliance Power Ltd.
(a)
...................... 645,048 187,438
Rhi Magnesita India Ltd. .................... 19,751 84,589
RR Kabel Ltd. ........................... 6,324 136,876
Safari Industries India Ltd. ................... 7,074 111,939
Sagility Ltd. ............................. 486,591 210,069
SAI Life Sciences Ltd.
(a) (b)
................... 29,080 354,941
Sammaan Capital Ltd.
(a)
.................... 141,175 263,202
Sanofi Consumer Healthcare India Ltd. .......... 1,558 75,251
Sanofi India Ltd. ......................... 1,233 40,192
Sansera Engineering Ltd.
(b)
.................. 9,382 282,241
Sapphire Foods India Ltd.
(a)
.................. 57,989 110,454
Sarda Energy & Minerals Ltd. ................ 20,456 110,193
Saregama India Ltd. ....................... 21,480 95,903
SBFC Finance Ltd.
(a)
...................... 88,179 87,582
Schneider Electric Infrastructure Ltd.
(a)
........... 15,893 218,911
Senco Gold Ltd. .......................... 16,548 60,263
Shaily Engineering Plastics Ltd. ............... 5,566 175,153
Shakti Pumps India Ltd. .................... 12,590 69,589
Security Shares Value
a
India (continued)
Sheela Foam Ltd.
(a)
....................... 11,732 $ 74,692
Shilpa Medicare Ltd. ....................... 20,043 105,220
Shipping Corp. of India Ltd. .................. 35,704 109,814
Shree Renuka Sugars Ltd.
(a)
................. 116,634 28,048
Shriram Pistons & Rings Ltd. ................. 3,116 111,136
SignatureGlobal India Ltd.
(a)
.................. 9,894 88,777
SJVN Ltd. .............................. 193,348 152,921
SKF India Industrial Ltd. .................... 5,816 132,427
SKF India Ltd. ........................... 5,816 100,334
Sobha Ltd. ............................. 10,414 155,443
Sona Blw Precision Forgings Ltd.
(b)
............. 95,829 612,052
Sonata Software Ltd. ...................... 43,656 122,059
South Indian Bank Ltd. (The) ................. 311,798 135,870
Star Health & Allied Insurance Co. Ltd.
(a)
......... 52,944 294,229
Sterling and Wilson Renewable
(a)
.............. 7,626 15,069
Strides Pharma Science Ltd. ................. 10,468 122,441
Sudarshan Chemical Industries Ltd. ............ 10,732 105,960
Sumitomo Chemical India Ltd. ................ 29,889 157,729
Sun TV Network Ltd. ...................... 26,622 140,567
Sundram Fasteners Ltd. .................... 26,172 236,957
Suprajit Engineering Ltd. .................... 22,464 107,956
Supreme Petrochem Ltd. ................... 19,256 134,987
Swan Corp. Ltd. .......................... 28,509 98,806
Syngene International Ltd.
(b)
................. 31,744 147,635
Syrma SGS Technology Ltd. ................. 20,711 237,309
Tamilnad Mercantile Bank Ltd. ................ 16,998 123,761
Tanla Platforms Ltd. ....................... 20,196 111,570
Tata Chemicals Ltd. ....................... 30,638 244,350
Tata Elxsi Ltd. ........................... 6,375 288,241
Tata Investment Corp. Ltd. ................... 29,888 217,128
Tata Technologies Ltd. ..................... 30,488 226,656
Tata Teleservices Maharashtra Ltd.
(a)
............ 102,000 45,965
Tbo Tek Ltd.
(a)
........................... 11,799 152,496
TD Power Systems Ltd. .................... 24,888 345,445
Techno Electric & Engineering Co. Ltd. .......... 13,840 157,215
Tega Industries Ltd. ....................... 6,250 116,204
Tejas Networks Ltd.
(b)
...................... 23,409 128,242
Tenneco Clean Air India Ltd.
(a)
................ 9,953 61,635
Texmaco Rail & Engineering Ltd. .............. 12,877 14,143
Thanga Mayil Jewellery Ltd. ................. 2,408 106,538
Thermax Ltd. ........................... 8,568 449,387
Tilaknagar Industries Ltd. ................... 25,022 119,961
Time Technoplast Ltd. ...................... 47,028 86,390
Timken India Ltd. ......................... 8,388 320,628
Tips Music Ltd. .......................... 14,299 99,806
Titagarh Rail System Ltd. ................... 19,506 169,494
Transformers & Rectifiers India Ltd. ............ 23,978 80,874
Transport Corp. of India Ltd. ................. 8,024 77,681
Trident Ltd. ............................. 300,816 76,077
Triveni Engineering & Industries Ltd. ............ 25,164 99,729
Triveni Turbine Ltd. ....................... 31,388 245,178
TSF Investments Ltd. ...................... 21,214 91,251
TTK Prestige Ltd. ......................... 12,491 70,936
TVS Holdings Ltd. ........................ 1,021 145,691
Ujjivan Small Finance Bank Ltd.
(a) (b)
............. 216,042 123,690
UNO Minda Ltd. .......................... 39,474 457,488
Usha Martin Ltd. ......................... 35,296 187,960
UTI Asset Management Co. Ltd. ............... 11,696 115,799
V2 Retail Ltd.
(a)
.......................... 41,112 99,606
VA Tech Wabag Ltd. ....................... 10,014 160,971
Valor Estate Ltd.
(a)
........................ 43,370 54,791
Vardhman Textiles Ltd. ..................... 20,637 125,238
Varroc Engineering Ltd.
(b)
................... 11,832 70,393
Vesuvius India Ltd. ........................ 21,064 103,674

iShares
®
MSCI Emerging Markets Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
India (continued)
V-Guard Industries Ltd. ..................... 45,228 $ 145,894
Vijaya Diagnostic Centre Ltd. ................. 12,940 178,110
Vinati Organics Ltd. ....................... 6,774 92,747
V-Mart Retail Ltd. ......................... 12,382 86,867
Voltamp Transformers Ltd. ................... 1,524 152,367
Welspun Corp. Ltd. ....................... 19,198 277,953
Welspun Enterprises Ltd. ................... 14,240 77,488
Welspun Living Ltd. ....................... 98,544 142,910
Westlife Foodworld Ltd. ..................... 13,705 64,904
Whirlpool of India Ltd. ...................... 14,770 127,877
Wockhardt Ltd.
(a)
......................... 16,798 359,194
Zee Entertainment Enterprises Ltd. ............. 167,706 164,239
Zen Technologies Ltd. ...................... 10,632 186,456
Zensar Technologies Ltd. ................... 27,230 141,818
ZF Commercial Vehicle Control Systems India Ltd. .. 1,611 248,732
Zydus Wellness Ltd. ....................... 27,730 148,005
77,109,837
a
Indonesia  —  1 .3%
Adaro Andalan Indonesia PT ................. 327,400 153,898
AKR Corporindo Tbk PT .................... 1,604,500 110,887
Alamtri Resources Indonesia Tbk PT ............ 1,590,600 204,658
Astra Agro Lestari Tbk PT ................... 63,900 23,164
Bank Aladin Syariah Tbk PT
(a)
................ 1,755,800 23,385
Bank Jago Tbk PT
(a)
....................... 1,433,100 94,754
Bank Tabungan Negara Persero Tbk PT
(a)
........ 1,178,200 83,738
BFI Finance Indonesia Tbk PT ................ 2,673,000 103,210
Bukalapak.com PT Tbk
(a)
.................... 12,268,600 83,695
Bukit Asam Persero Tbk PT .................. 933,200 145,224
Bumi Resources Tbk PT
(a)
................... 24,041,500 225,906
Bumi Serpong Damai Tbk PT
(a)
............... 1,282,600 45,236
Ciputra Development Tbk PT ................. 2,412,263 87,068
Elang Mahkota Teknologi Tbk PT .............. 2,868,000 98,703
Energi Mega Persada Tbk PT
(a)
............... 3,095,800 234,230
ESSA Industries Indonesia Tbk PT
(a)
............ 2,892,600 108,331
Gudang Garam Tbk PT ..................... 115,800 110,063
Hanson International Tbk PT
(a) (d)
............... 25,794,200 —
Indah Kiat Pulp & Paper Tbk PT ............... 306,000 131,285
Indo Tambangraya Megah Tbk PT ............. 94,500 116,869
Indocement Tunggal Prakarsa Tbk PT ........... 255,800 70,098
Indofood Sukses Makmur Tbk PT .............. 897,600 347,839
Industri Jamu Dan Farmasi Sido Muncul Tbk PT .... 147,057 3,164
Inti Agri Resources Tbk PT
(a) (d)
................ 12,327,500 —
Japfa Comfeed Indonesia Tbk PT .............. 1,011,300 138,759
Jasa Marga Persero Tbk PT ................. 279,200 47,036
Kalbe Farma Tbk PT ...................... 3,462,900 149,266
Map Aktif Adiperkasa PT .................... 2,813,000 100,745
MD Entertainment Tbk PT
(a)
.................. 836,570 100,651
Medco Energi Internasional Tbk PT ............. 1,214,012 81,864
Medikaloka Hermina Tbk PT ................. 2,000,600 105,796
Merdeka Copper Gold Tbk PT
(a)
............... 2,150,900 311,968
Mitra Adiperkasa Tbk PT .................... 1,703,400 142,493
Mitra Keluarga Karyasehat Tbk PT ............. 464,878 42,100
MNC Tourism Indonesia Tbk PT
(a)
.............. 14,795,800 77,829
Pabrik Kertas Tjiwi Kimia Tbk PT .............. 155,500 48,512
Pacific Strategic Financial Tbk PT
(a)
............ 2,150,600 118,121
Pakuwon Jati Tbk PT ...................... 6,283,700 101,974
Perusahaan Gas Negara Persero Tbk PT ........ 2,092,500 213,810
Petrosea Tbk PT
(a)
........................ 642,400 167,799
Raharja Energi Cepu PT .................... 163,200 48,389
Sarana Menara Nusantara Tbk PT ............. 4,322,000 91,906
Semen Indonesia Persero Tbk PT ............. 992,300 93,920
Solusi Sinergi Digital Tbk PT ................. 501,600 57,524
Sugih Energy Tbk PT
(a) (d)
.................... 1,824,800 —
Transcoal Pacific Tbk PT .................... 188,700 114,572
Security Shares Value
a
Indonesia (continued)
Vale Indonesia Tbk PT ..................... 481,600 $ 127,311
Waskita Karya Persero Tbk PT
(a) (d)
............. 3,225,094 11,518
XLSMART Telecom Sejahtera Tbk PT ........... 1,035,300 163,956
5,263,224
a
Kuwait  —  0 .9%
Agility Public Warehousing Co. KSCC ........... 424,727 183,075
Al Ahli Bank of Kuwait KSCP ................. 345,918 309,590
Ali Alghanim Sons Automotive Co. KSCC ......... 44,902 145,804
Arzan Financial Group for Financing & Investment
KPSC ............................... 96,229 117,216
Boubyan Petrochemicals Co. KSCP ............ 110,145 234,393
Boursa Kuwait Securities Co. KPSC ............ 26,609 264,136
Burgan Bank SAK ........................ 253,159 160,264
Commercial Real Estate Co. KSC .............. 401,259 227,901
Gulf Cables & Electrical Industries Group Co. KSCP . 23,874 159,343
Humansoft Holding Co. KSC ................. 23,208 178,466
Kuwait International Bank KSCP ............... 208,549 179,894
Kuwait Projects Co. Holding KSCP
(a)
............ 427,808 110,580
Kuwait Real Estate Co. KSC
(a)
................ 215,772 257,950
Kuwait Telecommunications Co. ............... 97,208 207,293
Mezzan Holding Co. KSCC .................. 39,778 150,638
National Industries Co. KSC ................. 19,069 16,882
National Industries Group Holding SAK .......... 476,732 363,518
National Investments Co. KSCP ............... 169,650 141,969
National Real Estate Co. KPSC
(a)
.............. 331,528 114,860
Salhia Real Estate Co. KSCP ................ 109,458 137,220
3,660,992
a
Malaysia  —  3 .0%
AFFIN Bank Bhd ......................... 180,244 108,212
AirAsia X Bhd
(a)
.......................... 346,800 104,958
Alliance Bank Malaysia Bhd .................. 207,100 243,924
Axis REIT .............................. 346,600 170,459
Bank Islam Malaysia Bhd ................... 175,800 97,544
Bursa Malaysia Bhd ....................... 86,750 192,483
Carlsberg Brewery Malaysia Bhd
(c)
............. 49,200 213,179
Dialog Group Bhd ........................ 739,500 371,272
Eco World Development Group Bhd ............ 378,000 204,128
Farm Fresh Bhd
(c)
........................ 313,300 182,353
Fraser & Neave Holdings Bhd ................ 25,500 182,005
Frontken Corp. Bhd ....................... 321,350 397,188
Gas Malaysia Bhd ........................ 51,000 70,230
Genting Bhd ............................ 477,400 279,405
Genting Malaysia Bhd ..................... 398,400 193,925
Genting Plantations Bhd .................... 61,200 82,115
Greatech Technology Bhd
(a)
.................. 221,300 150,146
HAP Seng Consolidated Bhd ................. 112,100 84,534
Hartalega Holdings Bhd .................... 423,300 134,669
Heineken Malaysia Bhd .................... 35,700 184,470
Hextar Global Bhd ........................ 602,600 121,584
IGB REIT .............................. 423,500 295,863
IJM Corp. Bhd ........................... 479,600 273,441
Inari Amertron Bhd ........................ 540,600 319,473
IOI Properties Group Bhd
(c)
.................. 331,600 351,300
ITMAX SYSTEM Bhd ...................... 120,300 150,150
Johor Plantations Group Bhd ................. 229,500 94,347
Kelington Group Bhd ...................... 127,500 245,448
KLCCP Stapled Group ..................... 49,300 110,163
Kossan Rubber Industries Bhd ................ 392,700 124,954
KPJ Healthcare Bhd ....................... 362,100 293,167
KSL Holdings Bhd ........................ 102,000 79,748
Mah Sing Group Bhd ...................... 426,200 106,404
Malakoff Corp. Bhd
(c)
...................... 501,600 117,019
Malayan Cement Bhd ...................... 108,900 179,623

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Malaysia (continued)
Malaysian Pacific Industries Bhd .............. 15,300 $ 189,343
Matrix Concepts Holdings Bhd ................ 234,600 73,960
MBSB Bhd ............................. 567,400 94,512
Mega First Corp. Bhd ...................... 102,000 80,777
MR DIY Group M Bhd
(b)
..................... 647,700 257,967
OSK Holdings Bhd ........................ 255,000 128,625
Pavilion REIT ........................... 395,500 183,538
PPB Group Bhd .......................... 137,700 343,469
QL Resources Bhd ........................ 351,900 319,506
Sam Engineering & Equipment M Bhd ........... 110,800 137,015
Scientex Bhd ........................... 153,600 144,496
Sime Darby Bhd ......................... 606,900 318,084
Sime Darby Property Bhd ................... 764,300 287,032
SP Setia Bhd Group ....................... 526,600 132,818
Sunway Construction Group Bhd .............. 96,900 183,047
Sunway REIT ........................... 391,600 226,065
Syarikat Takaful Malaysia Keluarga Bhd ......... 75,844 65,045
Tanco Holdings Bhd
(a)
...................... 479,400 211,589
TIME dotCom Bhd ........................ 266,600 405,447
Top Glove Corp. Bhd ...................... 1,234,000 250,535
Unisem M Bhd
(c)
......................... 105,500 141,214
United Plantations Bhd ..................... 51,000 399,768
UWC Bhd
(a)
............................. 110,800 165,800
ViTrox Corp. Bhd ......................... 137,700 235,262
Yinson Holdings Bhd ...................... 285,800 142,682
Zetrix Ai Bhd ............................ 1,239,300 251,682
11,879,161
a
Mauritius  —  0 .0%
Lighthouse Properties PLC .................. 255,000 119,676
a
Mexico  —  1 .6%
Alpek SAB de CV , Class A
(a)
................. 367,200 263,481
Alsea SAB de CV ........................ 117,300 359,065
Banco del Bajio SA
(b)
...................... 168,300 544,594
Bolsa Mexicana de Valores SAB de CV .......... 86,700 183,682
Concentradora Fibra Danhos SA de CV .......... 56,100 89,310
Controladora Vuela Cia de Aviacion SAB de CV , Class
A
(a) (c)
................................ 229,500 180,163
Corp Inmobiliaria Vesta SAB de CV ............ 188,735 662,973
FIBRA Macquarie Mexico
(b)
.................. 161,335 405,734
Fibra MTY SAPI de CV ..................... 581,432 477,232
GCC SAB de CV ......................... 35,720 434,401
Genomma Lab Internacional SAB de CV , Class B ... 165,800 152,822
Gentera SAB de CV ....................... 234,600 580,512
Grupo Televisa SAB, CPO
(c)
.................. 506,600 272,045
La Comer SAB de CV ...................... 71,569 158,106
Megacable Holdings SAB de CV, CPO .......... 107,100 362,622
Orbia Advance Corp. SAB de CV
(a)
............. 195,800 265,178
Qualitas Controladora SAB de CV ............. 40,800 410,212
Regional SAB de CV ...................... 55,800 433,893
6,236,025
a
Peru  —  0 .1%
Intercorp Financial Services, Inc. .............. 6,987 345,717
a
Philippines  —  0 .8%
Aboitiz Equity Ventures, Inc. ................. 356,600 184,096
ACEN Corp. ............................ 1,989,000 106,597
Alliance Global Group, Inc. .................. 601,800 81,481
Apex Mining Co., Inc. ...................... 357,000 95,999
AREIT, Inc. ............................. 244,800 150,423
Century Pacific Food, Inc. ................... 285,600 121,478
Converge Information and Communications Technology
Solutions, Inc. ......................... 491,500 87,771
Security Shares Value
a
Philippines (continued)
DigiPlus Interactive Corp. ................... 418,200 $ 71,287
DMCI Holdings, Inc. ....................... 594,600 87,842
GT Capital Holdings, Inc. ................... 24,580 191,540
JG Summit Holdings, Inc. ................... 535,500 242,549
Jollibee Foods Corp. ...................... 95,880 197,527
LT Group, Inc. ........................... 495,700 127,149
Manila Water Co., Inc. ..................... 230,800 146,317
Maynilad Water Services, Inc. ................ 503,000 183,587
Megaworld Corp. ......................... 1,846,000 62,335
Monde Nissin Corp.
(b)
...................... 782,400 89,929
Philippine National Bank .................... 76,500 71,163
Puregold Price Club, Inc. .................... 224,800 164,151
RL Commercial REIT, Inc. ................... 1,546,000 179,705
Robinsons Land Corp. ..................... 318,200 84,225
Semirara Mining & Power Corp. , Class A ......... 159,800 67,451
Synergy Grid & Development Phils, Inc. .......... 133,900 64,861
Universal Robina Corp. ..................... 201,560 202,550
3,062,013
a
Poland  —  1 .6%
Alior Bank SA ........................... 19,156 665,458
AmRest Holdings SE ...................... 9,085 25,837
Auto Partner SA
(c)
........................ 23,316 168,437
Bank Handlowy w Warszawie SA .............. 7,446 258,688
Benefit Systems SA ....................... 658 800,105
Cyfrowy Polsat SA
(a) (c)
...................... 56,370 251,328
Diagnostyka SA .......................... 3,616 177,373
Enea SA ............................... 61,318 357,333
Grupa Azoty SA
(a)
......................... 14,265 90,623
Grupa Kety SA .......................... 2,244 746,763
Jastrzebska Spolka Weglowa SA
(a) (c)
............ 11,890 91,861
KRUK SA .............................. 4,029 455,603
Modivo SA
(a) (c)
........................... 12,329 270,597
Orange Polska SA ........................ 149,430 669,535
Pepco Group N.V. ........................ 39,474 365,085
Tauron Polska Energia SA ................... 228,624 593,442
XTB SA
(b)
.............................. 16,619 474,914
6,462,982
a
Qatar  —  0 .8%
Al Meera Consumer Goods Co. QSC ........... 26,796 97,039
Baladna
(a)
.............................. 306,344 110,199
Barwa Real Estate Co. ..................... 535,481 362,428
Doha Bank QPSC ........................ 580,348 417,309
Estithmar Holding QPSC
(a)
................... 268,096 315,169
Gulf International Services QSC ............... 276,656 165,581
Meeza QSTP LLC ........................ 77,408 72,205
Qatar Aluminum Manufacturing Co. ............. 739,801 348,543
Qatar Navigation QSC ..................... 262,392 741,928
United Development Co. QSC ................ 402,636 94,920
Vodafone Qatar PQSC ..................... 420,316 310,769
3,036,090
a
Russia  —  0 .0%
Credit Bank of Moscow PJSC
(a) (d)
.............. 4,743,600 668
Federal Grid Co. - Rosseti PJSC
(a) (d)
............ 142,040,000 20
IPJSC United Medical Group , NVS , GDR
(a) (d) (e)
..... 11,658 1
Lenta International Co. PJSC , GDR
(a) (d)
.......... 58,692 8
Segezha Group PJSC
(a) (b) (d)
.................. 1,675,000 236
Sistema AFK PAO
(a) (d)
...................... 1,865,280 263
Sovcomflot PJSC
(a) (d)
...................... 338,350 48
1,244
a

iShares
®
MSCI Emerging Markets Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Saudi Arabia  —  3 .6%
Abdullah Al Othaim Markets Co. ............... 116,928 $ 184,656
Advanced Petrochemical Co.
(a)
................ 32,373 228,457
Al Babtain Power & Telecommunication Co. ....... 8,878 154,964
Al Hammadi Holding ....................... 20,768 145,884
Al Majed for Oud Co. ...................... 3,596 129,750
Al Masane Al Kobra Mining Co. ............... 9,338 183,147
Al Moammar Information Systems Co. ........... 3,894 195,370
Al Rajhi Co. for Co-operative Insurance
(a)
......... 9,971 281,386
Al Rajhi REIT ........................... 69,443 154,916
Al-Dawaa Medical Services Co. ............... 8,990 116,526
Aldrees Petroleum and Transport Services Co. ..... 12,980 395,934
AlKhorayef Water & Power Technologies Co. ...... 4,814 154,963
Almoosa Health Co. ....................... 2,958 95,564
Almunajem Foods Co. ..................... 5,452 90,700
AlSaif Stores For Development & Investment Co. ... 46,722 87,483
Arabian Cement Co. ....................... 14,500 88,138
Arabian Centres Co.
(b)
...................... 54,315 243,163
Arabian Contracting Services Co.
(a)
............. 4,847 120,833
Arabian Drilling Co.
(a)
...................... 7,049 163,611
Arriyadh Development Co. ................... 29,290 143,461
Astra Industrial Group Co. ................... 10,846 381,515
Ataa Educational Co. ...................... 7,598 104,375
Bawan Co.
(a)
............................ 7,788 89,905
BinDawood Holding Co. .................... 74,124 98,780
Catrion Catering Holding Co. ................. 11,948 235,090
Dallah Healthcare Co. ...................... 8,895 259,909
Derayah Financial Co. ..................... 12,272 76,426
Dr Soliman Abdel Kader Fakeeh Hospital Co. ...... 12,921 123,887
East Pipes Integrated Co. for Industry ........... 4,543 237,162
Electrical Industries Co. .................... 150,858 627,536
Emaar Economic City
(a)
..................... 44,486 128,522
Etihad GO Telecom Co. .................... 4,425 112,656
flynas Co. SJSC
(a)
........................ 12,122 172,445
Jadwa REIT Saudi Fund .................... 46,964 140,920
Jahez International Co.
(a)
.................... 27,258 90,601
Jamjoom Pharmaceuticals Factory Co. .......... 6,032 246,578
Leejam Sports Co. JSC .................... 6,608 142,722
Maharah Human Resources Co. ............... 69,664 123,266
Middle East Healthcare Co. .................. 13,572 123,050
Mobile Telecommunications Co. Saudi Arabia
(a)
..... 116,263 336,464
Nahdi Medical Co. ........................ 9,027 236,825
National Agriculture Development Co. (The)
(a)
...... 41,992 186,739
National Co. for Learning & Education ........... 4,484 138,609
National Gas & Industrialization Co. ............ 11,078 228,344
National Industrialization Co.
(a)
................ 86,533 232,125
National Medical Care Co. ................... 5,782 151,229
Power & Water Utility Co. for Jubail & Yanbu ...... 18,821 197,509
Qassim Cement Co. (The) ................... 14,094 172,015
Rabigh Refining & Petrochemical Co.
(a)
.......... 107,452 457,285
Rasan Information Technology Co.
(a)
............ 10,089 411,230
Retal Urban Development Co. , Class A .......... 69,088 219,379
Riyadh Cement Co. ....................... 15,576 95,240
Sahara International Petrochemical Co. .......... 89,906 354,583
Saudi Automotive Services Co.
(a)
.............. 11,099 134,870
Saudi Cement Co. ........................ 18,502 157,207
Saudi Ceramic Co. ........................ 17,912 130,500
Saudi Chemical Co. Holding ................. 109,563 246,711
Saudi Ground Services Co. .................. 25,926 221,131
Saudi Industrial Investment Group ............. 87,879 334,880
Saudi Kayan Petrochemical Co.
(a)
.............. 194,046 299,917
Saudi Paper Manufacturing Co. ............... 4,838 73,755
Saudi Pharmaceutical Industries & Medical Appliances
Corp. ............................... 14,210 109,739
Saudi Real Estate Co.
(a)
.................... 34,810 149,718
Security Shares Value
a
Saudi Arabia (continued)
Saudi Reinsurance Co.
(a)
.................... 21,222 $ 146,019
Saudi Research & Media Group
(a)
.............. 9,007 187,696
Saudia Dairy & Foodstuff Co. ................. 4,542 267,974
Savola Group (The) ....................... 38,106 291,639
Seera Group Holding
(a)
..................... 38,999 217,998
Southern Province Cement Co. ............... 18,172 98,012
Specialized Medical Co. .................... 19,662 87,553
Sustained Infrastructure Holding Co. ............ 15,544 143,734
Taiba Investments Co. ..................... 64,021 333,981
United Electronics Co. ..................... 10,384 219,988
United International Transportation Co. .......... 15,698 137,712
Yamama Cement Co. ...................... 23,372 151,968
Yanbu Cement Co. ........................ 20,473 89,200
14,523,729
a
South Africa  —  3 .4%
AECI Ltd. .............................. 21,973 167,816
African Rainbow Minerals Ltd. ................ 23,664 308,296
Aspen Pharmacare Holdings Ltd. .............. 80,974 722,798
AVI Ltd. ............................... 71,961 418,497
Blu Label Unlimited Group Ltd.
(c)
............... 94,000 53,275
Boxer Retail Ltd. ......................... 46,869 229,446
Channel Vas Investments Ltd.
(a)
............... 77,367 83,116
Coronation Fund Managers Ltd. ............... 61,044 160,261
DataTec Ltd. ............................ 43,675 206,537
Dis-Chem Pharmacies Ltd.
(b) (c)
................ 118,628 255,838
DRDGOLD Ltd. .......................... 100,422 264,854
Equites Property Fund Ltd. .................. 193,204 214,592
Exxaro Resources Ltd. ..................... 53,502 714,669
Fortress Real Estate Investments Ltd. , Class B
(c)
.... 272,420 401,532
Foschini Group Ltd.
(c)
...................... 75,408 264,474
Grindrod Ltd. ............................ 114,712 184,760
Growthpoint Properties Ltd. .................. 743,716 766,420
Hosken Consolidated Investments Ltd.
(c)
......... 9,612 102,818
Hyprop Investments Ltd.
(c)
................... 91,494 320,516
Investec Ltd. ............................ 52,885 453,281
JSE Ltd. ............................... 18,906 180,292
Life Healthcare Group Holdings Ltd. ............ 297,658 196,419
Momentum Group Ltd. ..................... 253,365 564,514
Motus Holdings Ltd. ....................... 35,854 226,755
Mr Price Group Ltd. ....................... 57,834 557,368
Netcare Ltd. ............................ 266,928 291,044
Ninety One Ltd. .......................... 44,696 129,829
Old Mutual Ltd. .......................... 944,360 748,367
Omnia Holdings Ltd. ....................... 38,454 240,518
Pick n Pay Stores Ltd.
(a)
.................... 126,734 145,687
Redefine Properties Ltd. .................... 1,538,754 569,382
Resilient REIT Ltd. ........................ 64,694 327,117
Reunert Ltd. ............................ 44,628 177,741
Santam Ltd. ............................ 8,874 204,778
Sappi Ltd.
(a) (c)
........................... 141,984 108,579
SPAR Group Ltd. (The)
(a) (c)
................... 44,320 133,165
Telkom SA SOC Ltd. ....................... 65,148 249,583
Thungela Resources Ltd. ................... 28,254 252,944
Tiger Brands Ltd. ......................... 32,946 565,081
Truworths International Ltd. .................. 78,285 241,397
Vukile Property Fund Ltd. ................... 298,308 428,283
We Buy Cars Holdings Ltd. .................. 64,164 138,775
Wilson Bayly Holmes-Ovcon Ltd.
(c)
............. 12,190 125,110
Woolworths Holdings Ltd. ................... 200,494 608,221
13,704,745
a
South Korea  —  15 .8%
ABLBio, Inc.
(a)
........................... 8,619 639,474
Amorepacific Holdings Corp. ................. 7,574 114,882

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
South Korea (continued)
APRILBIO Co. Ltd.
(a) (c)
..................... 4,128 $ 174,558
BGF retail Co. Ltd. ........................ 1,858 152,538
BHI Co. Ltd.
(a)
........................... 4,566 221,700
BNK Financial Group, Inc. ................... 54,098 604,259
Caregen Co. Ltd. ......................... 3,366 197,014
Celltrion Pharm, Inc. ....................... 4,809 152,157
Chabiotech Co. Ltd.
(a)
...................... 11,548 103,159
Cheil Worldwide, Inc. ...................... 14,490 177,322
Chong Kun Dang Pharmaceutical Corp. .......... 1,808 95,135
CJ CheilJedang Corp. ...................... 1,758 235,502
CJ Corp.
(c)
............................. 3,166 340,171
CJ ENM Co. Ltd.
(a)
........................ 2,672 70,059
CJ Logistics Corp.
(c)
....................... 1,808 102,542
Classys, Inc. ............................ 4,966 147,512
Clobot Co. Ltd.
(a) (c)
........................ 3,885 115,530
Cosmax, Inc. ............................ 1,908 219,920
CosmoAM&T Co. Ltd.
(a)
..................... 5,766 200,163
Coway Co. Ltd. .......................... 11,670 696,014
CS Wind Corp.
(a) (c)
........................ 5,666 178,590
Curiox Biosystems Co. Ltd.
(a)
................. 2,626 157,525
D&D PharmaTech, Inc.
(a) (c)
................... 4,437 277,568
Daeduck Electronics Co. Ltd. ................. 8,024 1,018,949
Daejoo Electronic Materials Co. Ltd. ............ 2,606 265,641
Daesang Corp. .......................... 3,569 45,464
Daewoo Engineering & Construction Co. Ltd.
(a) (c)
.... 46,767 812,359
Daewoong Co. Ltd. ....................... 5,716 71,455
Daewoong Pharmaceutical Co. Ltd. ............ 1,166 101,130
Daishin Securities Co. Ltd.
(a)
................. 5,919 120,588
D'Alba Global Co. Ltd. ..................... 985 128,862
Daou Technology, Inc. ..................... 4,674 122,857
DB HiTek Co. Ltd.
(c)
....................... 6,681 823,315
Dear U Co. Ltd.
(c)
......................... 2,135 35,002
DL E&C Co. Ltd. ......................... 6,630 335,448
DL Holdings Co. Ltd.
(a)
..................... 3,216 115,674
DN Automotive Corp. ...................... 5,814 172,260
Dongjin Semichem Co. Ltd. .................. 7,911 288,173
DongKook Pharmaceutical Co. Ltd.
(c)
........... 4,471 58,303
Dongsuh Companies, Inc. ................... 8,295 134,958
Doosan Bobcat, Inc. ....................... 11,407 487,996
Doosan Fuel Cell Co. Ltd.
(a)
.................. 8,710 528,933
Doosan Robotics, Inc.
(a) (c)
................... 5,610 396,826
DoubleUGames Co. Ltd.
(c)
................... 3,116 141,209
Duk San Neolux Co. Ltd.
(a)
................... 3,050 78,634
Ecopro Materials Co. Ltd.
(a) (c)
................. 5,974 247,103
E-MART, Inc. ............................ 4,266 242,701
Enchem Co. Ltd.
(a) (c)
....................... 4,366 101,690
Eo Technics Co. Ltd. ...................... 1,887 571,506
ESR Kendall Square REIT Co. Ltd. ............. 47,462 124,245
Eugene Technology Co. Ltd. ................. 3,264 269,362
F&F Co. Ltd. ............................ 3,616 174,968
Fadu, Inc.
(a)
............................. 6,373 475,323
Foosung Co. Ltd.
(a)
........................ 8,231 62,647
GC Biopharma Corp. ...................... 1,358 127,420
GemVax & Kael Co. Ltd.
(a) (c)
.................. 7,541 75,160
GI Innovation, Inc.
(a)
....................... 12,393 118,796
GS Engineering & Construction Corp.
(c)
.......... 14,892 300,602
GS Holdings Corp. ........................ 10,082 485,033
GS Retail Co. Ltd.
(c)
....................... 8,374 141,441
Han Kuk Carbon Co. Ltd.
(a)
.................. 8,374 179,020
Hana Micron, Inc. ........................ 11,113 298,940
Hanall Biopharma Co. Ltd.
(a)
................. 7,509 310,895
Hanil Cement Co. Ltd.
(c)
.................... 5,559 53,318
Hanjin Kal Corp. ......................... 5,304 386,776
Hankook & Co. Co. Ltd. .................... 4,743 76,520
Security Shares Value
a
South Korea (continued)
Hanmi Pharm Co. Ltd. ..................... 1,408 $ 458,370
Hanmi Science Co. Ltd.
(a)
................... 4,650 97,962
Hanon Systems
(a) (c)
........................ 105,002 392,386
Hansol Chemical Co. Ltd. ................... 2,108 377,859
Hanssem Co. Ltd.
(a) (c)
...................... 2,308 47,150
Hanwha Corp. ........................... 4,155 368,956
Hanwha Engine
(a)
......................... 12,090 513,774
Hanwha Investment & Securities Co. Ltd.
(a) (c)
...... 28,011 114,266
Hanwha Life Insurance Co. Ltd.
(a) (c)
............. 69,042 223,456
Hanwha Solutions Corp.
(a) (c)
.................. 24,722 687,075
Hanwha Vision Co. Ltd.
(a)
................... 8,046 359,352
HD Construction Equipment Co. Ltd. ............ 7,066 708,171
HD Hyundai Energy Solutions Co. Ltd.
(a)
......... 675 78,295
HD Hyundai Marine Solution Co. Ltd. ........... 3,060 454,956
HDC Holdings Co. Ltd. ..................... 5,763 84,514
HD-Hyundai Marine Engine
(a)
................. 5,200 244,463
Hite Jinro Co. Ltd. ........................ 8,112 86,083
HJ Shipbuilding & Construction Co. Ltd.
(a)
........ 10,746 146,591
HK inno N Corp.
(a)
........................ 4,366 130,260
HL Mando Co. Ltd. ........................ 6,974 286,991
Hotel Shilla Co. Ltd.
(a) (c)
..................... 6,874 250,550
HPSP Co. Ltd. ........................... 12,903 417,524
HS Hyosung Advanced Materials Corp. .......... 415 58,024
Hugel, Inc.
(a)
............................ 1,258 207,355
Hyosung Corp.
(c)
......................... 1,767 233,060
Hyosung TNC Corp. ....................... 608 146,742
Hyundai Department Store Co. Ltd.
(c)
........... 2,657 192,487
Hyundai Elevator Co. Ltd. ................... 5,566 291,084
Hyundai Feed, Inc.
(a) (c) (d)
.................... 44,392 93,926
Hyundai GF Holdings ...................... 8,160 74,344
Hyundai Marine & Fire Insurance Co. Ltd.
(a)
....... 12,590 288,643
Hyundai Steel Co. ........................ 18,856 502,436
Hyundai Wia Corp. ........................ 3,416 205,590
Iljin Electric Co. Ltd. ....................... 5,416 335,284
iM Financial Group Co. Ltd. .................. 30,338 349,248
Intellian Technologies, Inc. ................... 1,734 153,149
IPARK Hyundai Development Co. .............. 9,032 123,551
ISC Co. Ltd.
(c)
........................... 2,458 330,765
ISU Specialty Chemical
(a) (c)
.................. 4,138 264,562
IsuPetasys Co. Ltd. ....................... 12,393 1,062,045
JB Financial Group Co. Ltd.
(c)
................. 24,677 391,584
JNTC Co. Ltd.
(a) (c)
......................... 5,716 79,686
Jusung Engineering Co. Ltd.
(c)
................ 6,375 847,405
JYP Entertainment Corp. .................... 6,624 253,527
Kangwon Land, Inc. ....................... 21,714 216,289
KCC Corp. ............................. 1,108 405,222
KEPCO Engineering & Construction Co., Inc. ...... 3,264 291,664
KEPCO Plant Service & Engineering Co. Ltd. ...... 5,066 171,634
KIWOOM Securities Co. Ltd. ................. 3,332 821,988
KMW Co. Ltd.
(a)
.......................... 4,280 94,717
Koh Young Technology, Inc. .................. 11,782 268,214
Kolmar Korea Co. Ltd.
(a)
.................... 3,658 207,578
Kolon Industries, Inc. ...................... 4,316 206,007
KoMiCo Ltd.
(c)
........................... 2,804 167,669
Korea Gas Corp. ......................... 6,463 152,319
Korean Reinsurance Co. .................... 29,146 248,524
Kum Yang Co. Ltd.
(a) (d)
..................... 10,732 52,877
Kumho Petrochemical Co. Ltd. ................ 3,216 283,143
Kumho Tire Co., Inc.
(a) (c)
.................... 25,872 80,737
Kyung Dong Navien Co. Ltd. ................. 2,193 101,805
L&C Bio Co. Ltd.
(c)
........................ 3,767 189,313
L&F Co. Ltd.
(a) (c)
.......................... 6,477 724,217
Lake Materials Co. Ltd. ..................... 10,582 129,777
LEENO Industrial, Inc.
(c)
.................... 11,374 734,690

iShares
®
MSCI Emerging Markets Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
South Korea (continued)
LG H&H Co. Ltd. ......................... 2,040 $ 334,970
LG Innotek Co. Ltd. ....................... 3,150 3,053,207
LigaChem Biosciences, Inc.
(a) (c)
............... 5,865 587,143
Lotte Chemical Corp. ...................... 4,116 220,429
Lotte Corp.
(c)
............................ 7,174 120,749
Lotte Energy Materials Corp.
(a)
................ 5,416 202,483
LOTTE Fine Chemical Co. Ltd. ................ 3,566 123,870
LOTTE REIT Co. Ltd.
(c)
..................... 46,032 116,378
Lotte Rental Co. Ltd. ...................... 4,029 83,580
Lotte Shopping Co. Ltd. .................... 2,079 202,687
Lotte Tour Development Co. Ltd.
(a) (c)
............ 12,640 159,878
LS Corp.
(c)
............................. 3,874 1,150,816
LS Eco Energy Ltd. ....................... 2,448 112,247
LS Marine Solution Co. Ltd. .................. 391 8,510
LS Materials Ltd. ......................... 5,987 84,819
Lunit, Inc.
(a) (c)
............................ 16,904 187,962
LX INTERNATIONAL CORP. ................. 7,174 199,474
LX Semicon Co. Ltd.
(c)
..................... 2,508 87,814
Medytox, Inc.
(c)
.......................... 1,308 83,690
Mezzion Pharma Co. Ltd.
(a)
.................. 5,149 223,900
Misto Holdings Corp. ...................... 7,950 196,581
Naturecell Co. Ltd.
(a)
....................... 12,992 261,922
NC Corp.
(c)
............................. 2,808 539,135
Netmarble Corp.
(b)
........................ 6,274 176,796
Nexon Games Co. Ltd.
(a) (c)
................... 10,482 73,325
NICE Information Service Co. Ltd. ............. 10,332 95,847
NKGen Biotech Korea Co. Ltd.
(a) (d)
............. 5,280 18,490
NongShim Co. Ltd. ........................ 758 193,246
OCI Holdings Co. Ltd. ...................... 2,768 642,109
OliX Pharmaceuticals, Inc.
(a)
................. 3,825 443,554
Orion Corp. ............................. 4,947 424,910
Orion Holdings Corp. ...................... 4,967 82,487
Orum Therapeutics, Inc.
(a)
................... 2,193 98,663
Oscotec, Inc.
(a)
.......................... 7,574 211,029
Otoki Corp.
(c)
............................ 368 81,373
Pan Ocean Co. Ltd.
(c)
...................... 62,526 227,834
Paradise Co. Ltd. ......................... 11,990 112,096
Park Systems Corp. ....................... 1,308 239,203
Pearl Abyss Corp.
(a) (c)
...................... 8,124 234,917
People & Technology, Inc. ................... 4,566 140,833
Peptron, Inc.
(a) (c)
.......................... 5,067 1,009,627
PharmaResearch Co. Ltd.
(c)
.................. 1,652 323,328
Poongsan Corp. ......................... 3,816 203,632
Posco DX Co. Ltd.
(c)
....................... 11,732 254,780
PSK Holdings, Inc.
(c)
....................... 2,058 146,014
PSK, Inc. .............................. 4,503 295,162
Rainbow Robotics
(a)
....................... 1,887 880,331
RFHIC Corp.
(a)
........................... 1,916 114,553
Robotis Co. Ltd.
(a) (c)
....................... 2,346 506,644
S&S Tech Corp. .......................... 3,171 138,504
S-1 Corp. .............................. 3,151 142,929
Sam Chun Dang Pharm Co. Ltd.
(c)
............. 3,427 770,037
Samhyun Co. Ltd. ........................ 2,308 78,261
Samsung E&A Co. Ltd. ..................... 35,649 1,247,615
Samsung Securities Co. Ltd. ................. 14,163 1,131,243
Sanil Electric Co. Ltd. ...................... 2,696 443,198
SD Biosensor, Inc.
(a) (c)
...................... 13,046 67,351
SeAH Besteel Holdings Corp.
(c)
............... 3,188 112,797
Sebang Global Battery Co. Ltd. ............... 2,397 89,187
Seegene, Inc. ........................... 7,574 152,787
Sejin Heavy Industries Co. Ltd. ............... 6,924 68,444
Seojin System Co. Ltd.
(a)
.................... 5,587 287,775
Seoul Guarantee Insurance Co. ............... 3,009 87,155
SFA Engineering Corp. ..................... 2,495 44,295
Security Shares Value
a
South Korea (continued)
SFA Semicon Co. Ltd.
(a)
.................... 51,000 $ 281,566
SHIFT UP Corp.
(a)
........................ 5,559 105,237
Shinsegae, Inc. .......................... 1,326 454,923
Shinsung Delta Tech Co. Ltd.
(c)
................ 3,816 112,607
Shinyoung Securities Co. Ltd. ................ 958 109,755
Silicon2 Co. Ltd.
(c)
........................ 7,674 183,467
SIMMTECH Co. Ltd. ....................... 5,838 460,341
SK Biopharmaceuticals Co. Ltd.
(a)
.............. 6,222 370,001
SK Bioscience Co. Ltd.
(a) (c)
................... 5,974 162,075
SK Chemicals Co. Ltd. ..................... 2,465 70,463
SK Eternix Co. Ltd.
(a)
...................... 2,520 67,055
SK Gas Ltd. ............................ 510 80,224
SK IE Technology Co. Ltd.
(a) (b) (c)
............... 6,474 82,885
SK Networks Co. Ltd. ...................... 27,480 205,840
SK oceanplant Co. Ltd.
(a) (c)
................... 7,674 86,695
SK REITs Co. Ltd.
(c)
....................... 50,136 181,751
SKC Co. Ltd.
(a)
.......................... 6,024 557,565
SL Corp.
(c)
............................. 3,416 170,126
SM Entertainment Co. Ltd. .................. 2,664 140,513
SNT Motiv Co. Ltd.
(c)
....................... 3,216 63,850
Soulbrain Co. Ltd. ........................ 824 209,668
SPG Co. Ltd.
(a)
.......................... 2,318 179,349
ST Pharm Co. Ltd.
(c)
....................... 2,908 258,600
Studio Dragon Corp.
(a)
..................... 3,316 58,118
STX Engine Co. Ltd.
(a)
..................... 4,566 122,436
Taesung Co. Ltd.
(a) (c)
....................... 4,516 172,603
Taihan Cable & Solution Co. Ltd.
(a)
............. 16,148 488,650
TechWing, Inc.
(c)
......................... 6,324 209,496
TKG Huchems Co. Ltd. ..................... 271 2,982
Tokai Carbon Korea Co. Ltd.
(c)
................ 1,020 179,621
Voronoi, Inc.
(a) (c)
.......................... 2,754 524,139
Wemade Co. Ltd. ......................... 4,787 62,039
Wonik Holdings Co. Ltd.
(a)
................... 7,905 142,400
WONIK IPS Co. Ltd. ....................... 6,924 487,929
YC Corp.
(a)
............................. 5,359 57,660
YG Entertainment, Inc. ..................... 3,220 95,149
Youngone Corp.
(c)
........................ 4,802 252,522
Youngone Holdings Co. Ltd.
(c)
................ 1,053 133,809
63,061,395
a
Taiwan  —  27 .9%
Ability Enterprise Co. Ltd. ................... 25,608 67,776
AcBel Polytech, Inc. ....................... 155,773 295,080
Acer, Inc. .............................. 658,000 736,864
Acter Group Corp. Ltd. ..................... 26,000 819,032
ADATA Technology Co. Ltd. .................. 66,788 869,238
Advanced Echem Materials Co. Ltd. ............ 16,000 540,555
Advanced Energy Solution Holding Co. Ltd. ....... 8,000 293,111
Advanced Wireless Semiconductor Co. .......... 35,596 190,468
Airoha Technology Corp. .................... 9,000 188,217
All Ring Tech Co. Ltd. ...................... 23,000 814,220
Allis Electric Co. Ltd. ...................... 52,388 208,809
Alpha Networks, Inc. ...................... 51,000 62,843
Ambassador Hotel (The) .................... 7,000 9,408
AP Memory Technology Corp. ................ 28,000 1,048,371
Arcadyan Technology Corp. .................. 47,541 283,839
Ardentec Corp. .......................... 95,000 727,287
Asia Cement Corp. ........................ 510,000 553,697
Asia Optical Co., Inc. ...................... 58,000 283,651
ASMedia Technology, Inc. ................... 8,000 371,072
AUO Corp. ............................. 1,358,000 990,284
AURAS Technology Co. Ltd. ................. 15,000 504,979
Bank of Kaohsiung Co. Ltd. .................. 155,310 57,826
BES Engineering Corp.
(a)
.................... 317,806 132,050
Bora Pharmaceuticals Co. Ltd. ................ 19,417 214,623

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Taiwan (continued)
Brighton-Best International Taiwan, Inc. .......... 79,000 $ 86,501
C Sun Manufacturing Ltd. ................... 24,000 468,777
Capital Securities Corp. .................... 341,530 418,078
Catcher Technology Co. Ltd. ................. 102,000 662,524
Cathay Real Estate Development Co. Ltd. ........ 107,300 77,583
Center Laboratories, Inc. .................... 119,429 145,508
Central Reinsurance Co. Ltd. ................. 57,000 63,715
Century Iron & Steel Industrial Co. Ltd. .......... 51,000 168,200
Chang Wah Electromaterials, Inc. .............. 57,000 95,081
Chang Wah Technology Co. Ltd. .............. 68,500 148,304
Charoen Pokphand Enterprise ................ 45,300 180,763
Chenbro Micom Co. Ltd. .................... 17,000 732,222
Cheng Loong Corp. ....................... 158,000 95,583
Cheng Shin Rubber Industry Co. Ltd. ........... 390,000 402,941
Cheng Uei Precision Industry Co. Ltd. ........... 57,000 71,196
Chenming Electronic Technology Corp. .......... 38,000 147,214
Chicony Electronics Co. Ltd. ................. 142,000 612,294
Chicony Power Technology Co. Ltd. ............ 36,000 116,703
China Airlines Ltd. ........................ 663,000 403,926
China Bills Finance Corp. ................... 158,000 84,736
China Motor Corp. ........................ 35,200 60,425
China Petrochemical Development Corp.
(a)
........ 965,145 216,904
China Steel Chemical Corp. .................. 7,000 18,391
Chipbond Technology Corp. .................. 100,000 959,115
ChipMOS Technologies, Inc. ................. 122,000 433,886
Chong Hong Development Co. Ltd. ............. 37,197 87,818
Chung Hung Steel Corp.
(a)
................... 208,000 121,979
Chung-Hsin Electric & Machinery Manufacturing Corp. 96,000 508,299
Chunghwa Precision Test Tech Co. Ltd. .......... 5,000 495,965
Cleanaway Co. Ltd. ....................... 157,000 134,835
Clevo Co. .............................. 57,000 79,975
Compal Electronics, Inc. .................... 918,000 1,067,905
Compeq Manufacturing Co. Ltd. ............... 231,000 2,077,139
Continental Holdings Corp. .................. 57,000 36,761
Coretronic Corp. ......................... 58,400 134,814
CSBC Corp. Taiwan
(a)
...................... 157,361 89,166
CTCI Corp. ............................. 116,733 148,052
Da-Li Development Co. Ltd. .................. 58,574 79,282
Delpha Construction Co. Ltd. ................. 66,000 39,399
Dynamic Holding Co. Ltd. ................... 65,002 357,274
Dynapack International Technology Corp. ........ 37,000 509,781
Eclat Textile Co. Ltd. ....................... 48,000 524,812
Elan Microelectronics Corp. .................. 61,000 314,432
Elite Advanced Laser Corp. .................. 30,000 463,362
Elite Semiconductor Microelectronics Technology, Inc. 64,000 495,410
Ennoconn Corp. ......................... 23,000 263,209
Ennostar, Inc. ........................... 158,184 365,669
Eternal Materials Co. Ltd. ................... 174,129 450,108
Evergreen Aviation Technologies Corp. .......... 33,000 175,475
Evergreen International Storage & Transport Corp. .. 33,000 50,083
EVERGREEN Steel Corp. ................... 7,000 20,854
Everlight Electronics Co. Ltd. ................. 75,000 149,532
Far Eastern Department Stores Ltd. ............ 157,000 109,400
Far Eastern International Bank ................ 666,566 252,156
Far Eastern New Century Corp. ............... 663,000 543,338
Faraday Technology Corp. ................... 58,394 381,047
Farglory Land Development Co. Ltd. ............ 52,000 120,714
Feng Hsin Steel Co. Ltd. .................... 108,000 221,685
Feng TAY Enterprise Co. Ltd. ................. 108,000 241,173
Fitipower Integrated Technology, Inc. ............ 27,332 149,869
FLEXium Interconnect, Inc.
(a)
................. 31,418 62,942
Formosa Taffeta Co. Ltd. .................... 157,000 77,386
Fositek Corp. ........................... 13,000 792,389
Foxconn Technology Co. Ltd. ................. 233,000 451,242
Security Shares Value
a
Taiwan (continued)
Foxsemicon Integrated Technology, Inc. .......... 25,200 $ 256,556
Fulltech Fiber Glass Corp.
(a)
.................. 107,000 358,882
Fusheng Precision Co. Ltd. .................. 34,000 283,104
G Shank Enterprise Co. Ltd. ................. 6,000 23,133
Genius Electronic Optical Co. Ltd. ............. 24,585 471,310
Getac Holdings Corp. ...................... 108,000 357,813
Giant Manufacturing Co. Ltd. ................. 88,000 194,348
Global Brands Manufacture Ltd. ............... 71,496 220,382
Global Mixed Mode Technology, Inc. ............ 21,000 189,072
Gloria Material Technology Corp. .............. 108,000 123,938
Goldsun Building Materials Co. Ltd. ............ 157,426 173,657
Grand Process Technology Corp. .............. 4,000 433,554
Grape King Bio Ltd. ....................... 51,000 164,435
Great Wall Enterprise Co. Ltd. ................ 158,284 265,781
Greatek Electronics, Inc. .................... 72,000 322,925
Gudeng Precision Industrial Co. Ltd. ............ 23,000 393,179
Hannstar Board Corp. ...................... 70,642 190,833
HannStar Display Corp.
(a)
................... 407,320 221,146
Highwealth Construction Corp. ................ 317,803 425,590
Hiwin Technologies Corp. ................... 62,044 764,874
Hotai Finance Co. Ltd. ..................... 42,780 82,335
HTC Corp. ............................. 158,000 227,130
HUA ENG Wire & Cable Co. Ltd. .............. 57,000 62,561
Huaku Development Co. Ltd. ................. 71,567 273,013
Hwang Chang General Contractor Co. Ltd. ........ 38,200 55,772
IBF Financial Holdings Co. Ltd. ............... 586,901 275,767
I-Chiun Precision Industry Co. Ltd. ............. 46,000 384,807
Innodisk Corp. ........................... 17,711 999,746
ITE Technology, Inc. ....................... 41,000 200,607
ITEQ Corp. ............................. 58,559 496,294
ITH Corp. .............................. 51,000 61,951
Jinan Acetate Chemical Co. Ltd. ............... 102,420 133,376
Johnson Health Tech Co. Ltd. ................ 23,000 87,564
JSL Construction & Development Co. Ltd. ........ 37,980 66,671
Kaori Heat Treatment Co. Ltd. ................ 18,047 622,482
Kenda Rubber Industrial Co. Ltd. .............. 107,260 57,353
Kindom Development Co. Ltd. ................ 61,240 58,349
Kinik Co. .............................. 29,000 658,060
Kinpo Electronics ......................... 258,000 318,047
Kinsus Interconnect Technology Corp. ........... 75,664 1,733,182
L&K Engineering Co. Ltd. ................... 43,489 1,080,232
Lai Yih Footwear Co. Ltd. ................... 13,000 69,444
LandMark Optoelectronics Corp. .............. 17,000 1,393,561
Lien Hwa Industrial Holdings Corp. ............. 203,266 258,518
Longwell Co. ............................ 35,000 384,123
Lotus Pharmaceutical Co. Ltd. ................ 39,000 241,760
Lumosa Therapeutics Co. Ltd.
(a)
............... 24,000 93,076
LuxNet Corp. ........................... 30,082 587,938
M31 Technology Corp. ..................... 6,200 113,646
Macronix International Co. Ltd.
(a)
............... 393,000 2,063,446
Makalot Industrial Co. Ltd. ................... 51,598 355,822
Marketech International Corp. ................ 21,000 338,689
Mega Union Technology, Inc. ................. 12,000 361,405
Mercuries Life Insurance Co. Ltd.
(a)
............. 721,614 173,231
Merida Industry Co. Ltd. .................... 62,000 132,044
Merry Electronics Co. Ltd. ................... 51,530 150,641
Micro-Star International Co. Ltd. ............... 171,000 713,563
Mitac Holdings Corp. ...................... 207,021 583,297
momo.com, Inc. .......................... 29,950 219,922
Nan Kang Rubber Tire Co. Ltd. ............... 90,730 86,971
Nan Pao Resins Chemical Co. Ltd. ............. 12,000 137,090
Nan Ya Printed Circuit Board Corp. ............. 57,000 1,526,700
Nanya Technology Corp. .................... 268,000 2,907,859
Nichidenbo Corp. ......................... 51,000 372,827

iShares
®
MSCI Emerging Markets Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Taiwan (continued)
Nien Made Enterprise Co. Ltd. ................ 44,000 $ 444,811
Nuvoton Technology Corp. .................. 48,000 289,874
O-Bank Co. Ltd. .......................... 258,000 81,610
Oneness Biotech Co. Ltd.
(a)
.................. 75,820 121,272
Orient Semiconductor Electronics Ltd. ........... 93,000 179,196
Pan Jit International, Inc. .................... 73,000 374,637
Pan-International Industrial Corp. .............. 57,722 101,860
Parade Technologies Ltd. ................... 20,000 527,867
Pharmally International Holding Co. Ltd.
(a) (d)
....... 21,603 —
Phison Electronics Corp. .................... 40,000 3,219,191
Phoenix Silicon International Corp. ............. 35,000 362,334
Pixart Imaging, Inc. ....................... 34,635 250,396
Pou Chen Corp. .......................... 508,000 412,435
Powerchip Semiconductor Manufacturing Corp.
(a)
... 698,000 1,943,070
Powertech Technology, Inc. .................. 158,000 1,886,931
Poya International Co. Ltd. .................. 15,633 287,728
President Securities Corp. ................... 224,285 338,724
Primax Electronics Ltd. ..................... 108,000 254,284
Qisda Corp. ............................ 277,660 255,209
Quanta Storage, Inc. ...................... 58,000 156,435
Radiant Opto-Electronics Corp. ............... 98,000 331,737
Raydium Semiconductor Corp. ................ 18,000 160,213
Ruentex Development Co. Ltd. ................ 358,000 265,885
Ruentex Industries Ltd. ..................... 107,735 151,325
Run Long Construction Co. Ltd. ............... 58,235 54,814
Sakura Development Co. Ltd. ................ 84,840 99,340
Sanyang Motor Co. Ltd. .................... 126,820 245,337
Scientech Corp. .......................... 18,829 513,971
SDI Corp. .............................. 51,000 337,824
Sercomm Corp. .......................... 58,000 159,391
Shihlin Electric & Engineering Corp. ............ 59,000 410,473
Shin Zu Shing Co. Ltd. ..................... 47,800 307,455
Shinkong Insurance Co. Ltd. ................. 39,000 181,146
Shinkong Synthetic Fibers Corp. ............... 258,135 187,221
Sigurd Microelectronics Corp. ................ 108,124 780,129
Silergy Corp. ............................ 75,000 1,427,565
Silicon Integrated Systems Corp. .............. 108,900 230,581
Simplo Technology Co. Ltd. .................. 45,600 571,507
Sinbon Electronics Co. Ltd. .................. 58,000 580,702
Sino-American Silicon Products, Inc. ............ 126,000 684,522
Sinon Corp. ............................ 57,000 70,783
Sitronix Technology Corp. ................... 31,000 301,984
Solar Applied Materials Technology Corp. ........ 81,943 413,636
Sporton International, Inc. ................... 27,300 202,489
Standard Foods Corp. ..................... 57,000 50,858
Starlux Airlines Co. Ltd.
(a)
................... 273,000 178,188
Sunonwealth Electric Machine Industry Co. Ltd. .... 57,043 288,070
Supreme Electronics Co. Ltd. ................. 112,017 314,762
Synnex Technology International Corp. .......... 258,000 706,627
Syntec Technology Co. Ltd. .................. 10,000 753,746
Systex Corp. ............................ 51,000 211,954
TA Chen Stainless Pipe ..................... 436,703 579,574
Ta Ya Electric Wire & Cable .................. 155,798 194,245
Taichung Commercial Bank Co. Ltd. ............ 872,954 514,150
Taiflex Scientific Co. Ltd. .................... 51,000 263,747
Tainan Spinning Co. Ltd. .................... 274,190 109,849
Taiwan Acceptance Corp. ................... 53,249 124,030
Taiwan Cogeneration Corp. .................. 109,262 232,033
Taiwan Fertilizer Co. Ltd. .................... 107,000 159,174
Taiwan Glass Industry Corp.
(a)
................ 217,000 496,043
Taiwan High Speed Rail Corp. ................ 408,000 323,660
Taiwan Hon Chuan Enterprise Co. Ltd. .......... 63,383 249,832
Taiwan Secom Co. Ltd. ..................... 58,450 212,712
Taiwan Shin Kong Security Co. Ltd. ............ 46,366 59,945
Security Shares Value
a
Taiwan (continued)
Taiwan Speciality Chemicals Corp. ............. 21,000 $ 200,367
Taiwan Surface Mounting Technology Corp. ....... 58,000 405,672
Taiwan Union Technology Corp. ............... 54,000 2,849,315
Tatung Co. Ltd. .......................... 291,300 277,405
Teco Electric and Machinery Co. Ltd. ............ 255,000 605,538
Test Research, Inc. ....................... 43,000 549,700
Tigerair Taiwan Co. Ltd. .................... 51,000 92,173
Ton Yi Industrial Corp. ..................... 144,000 73,237
Tong Hsing Electronic Industries Ltd. ............ 45,478 356,844
Tong Yang Industry Co. Ltd. .................. 89,133 270,395
Topco Scientific Co. Ltd. .................... 37,704 541,153
TPK Holding Co. Ltd. ...................... 51,000 140,502
Transcend Information, Inc. .................. 50,000 534,244
Tripod Technology Corp. .................... 108,000 1,780,140
TTY Biopharm Co. Ltd. ..................... 58,450 137,009
Tung Ho Steel Enterprise Corp. ............... 108,750 234,343
TXC Corp. ............................. 66,000 450,053
U-Ming Marine Transport Corp. ............... 62,000 136,566
Union Bank Of Taiwan ..................... 236,419 154,340
Unitech Printed Circuit Board Corp. ............. 148,604 320,694
United Integrated Services Co. Ltd. ............. 44,400 1,628,152
Universal Cement Corp. .................... 108,000 94,511
Universal Microwave Technology, Inc. ........... 14,000 972,011
Via Technologies, Inc. ...................... 71,000 173,141
VisEra Technologies Co. Ltd. ................. 32,000 530,857
Visual Photonics Epitaxy Co. Ltd. .............. 47,425 634,518
Voltronic Power Technology Corp. .............. 20,000 449,626
Wah Lee Industrial Corp. .................... 36,340 159,552
Walsin Lihwa Corp. ....................... 709,883 874,226
Walsin Technology Corp. .................... 66,000 817,266
Win Semiconductors Corp. .................. 82,000 1,365,001
Winbond Electronics Corp. .................. 698,000 3,434,881
WinWay Technology Co. Ltd. ................. 6,000 1,640,823
Wisdom Marine Lines Co. Ltd. ................ 99,000 238,143
Wiselink Co. Ltd. ......................... 65,720 210,113
WNC Corp. ............................. 85,240 858,469
WPG Holdings Ltd. ....................... 358,000 1,342,836
WT Microelectronics Co. Ltd. ................. 158,711 1,457,369
XinTec, Inc. ............................. 37,000 301,593
Yankey Engineering Co. Ltd. ................. 21,250 438,634
YFY, Inc. .............................. 207,000 159,458
Yieh Phui Enterprise Co. Ltd.
(a)
................ 205,397 89,556
Yulon Motor Co. Ltd. ....................... 107,955 94,540
111,070,044
a
Thailand  —  2 .1%
AEON Thana Sinsap Thailand PCL , NVDR
(c)
...... 35,800 104,226
Amata Corp. PCL , NVDR ................... 223,476 168,181
AP Thailand PCL , NVDR .................... 617,400 138,445
B Grimm Power PCL , NVDR
(c)
................ 250,800 106,842
Bangchak Corp. PCL , NVDR
(c)
................ 117,000 119,535
Bangkok Chain Hospital PCL , NVDR
(c)
.......... 346,600 100,586
Bangkok Commercial Asset Management PCL , NVDR 481,600 95,464
Bangkok Expressway & Metro PCL , NVDR ....... 1,538,600 246,084
Bangkok Life Assurance PCL , NVDR ........... 190,200 133,248
Banpu PCL , NVDR ....................... 1,535,100 269,482
BCPG PCL , NVDR ........................ 456,600 94,584
Betagro PCL , NVDR
(c)
..................... 180,800 110,552
BTS Group Holdings PCL , NVDR
(a) (c)
............ 2,172,666 136,012
Carabao Group PCL , NVDR
(c)
................ 95,800 118,335
Central Plaza Hotel PCL , NVDR ............... 141,200 146,009
Central Retail Corp. PCL , NVDR
(c)
............. 334,300 215,807
CH Karnchang PCL , NVDR
(c)
................. 229,500 126,587
Chularat Hospital PCL , NVDR ................ 1,559,800 69,016
Com7 PCL , NVDR
(c)
....................... 270,800 215,714

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Thailand (continued)
Electricity Generating PCL , NVDR
(c)
............ 62,200 $ 222,429
Global Power Synergy PCL , NVDR
(c)
............ 156,600 194,233
Home Product Center PCL , NVDR ............. 1,050,600 194,799
Indorama Ventures PCL , NVDR ............... 321,300 229,585
IRPC PCL , NVDR
(c)
....................... 3,329,600 185,897
I-TAIL Corp. PCL , NVDR .................... 209,700 103,739
Kiatnakin Phatra Bank PCL , NVDR ............. 60,832 164,132
Krungthai Card PCL , NVDR .................. 234,600 216,020
Land & Houses PCL , NVDR ................. 1,903,100 210,301
MBK PCL , NVDR ......................... 336,600 192,285
Mega Lifesciences PCL , NVDR ............... 105,800 117,032
Muangthai Capital PCL , NVDR ................ 148,400 130,826
Osotspa PCL , NVDR ...................... 301,600 141,603
PTT Global Chemical PCL , NVDR
(c)
............ 464,100 477,719
Ratch Group PCL , NVDR ................... 224,400 211,836
Sansiri PCL , NVDR
(c)
...................... 3,479,600 153,096
SCG Packaging PCL , NVDR
(c)
................ 285,900 207,191
Sri Trang Agro-Industry PCL , NVDR ............ 195,880 115,560
Srisawad Corp. PCL , NVDR
(c)
................ 204,130 137,309
Star Petroleum Refining PCL , NVDR ............ 466,600 106,082
Supalai PCL , NVDR
(c)
...................... 270,800 128,972
Thai Life Insurance PCL , NVDR ............... 563,700 191,624
Thai Oil PCL , NVDR ....................... 249,900 355,135
Thai Union Group PCL , NVDR
(c)
............... 642,400 220,432
Thai Vegetable Oil PCL , NVDR ............... 200,760 154,217
Thanachart Capital PCL , NVDR ............... 85,800 157,494
TIDLOR Holdings PCL , NVDR
(c)
............... 329,367 185,237
Tipco Asphalt PCL , NVDR ................... 240,800 102,106
Tisco Financial Group PCL , NVDR ............. 41,300 143,309
TTW PCL , NVDR ......................... 521,600 149,051
WHA Corp. PCL , NVDR
(c)
................... 2,091,400 314,631
8,528,591
a
Turkey  —  2 .0%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim A.S. ... 148,971 107,262
Aksa Akrilik Kimya Sanayii A.S. ............... 406,931 91,551
Aksa Enerji Uretim A.S. , Class B
(a)
............. 56,202 97,451
Alarko Holding A.S. ....................... 34,884 71,996
Altinkilic Gida VE Sut Sanayi Ticaret A.S. ......... 9,084 70,022
Anadolu Anonim Turk Sigorta Sirketi ............ 160,446 95,070
Anadolu Efes Biracilik Ve Malt Sanayii A.S. ....... 485,361 202,826
Astor Transformator Enerji Turizm Insaat Ve Petrol
Sanayi Ticaret A.S. ...................... 17,563 118,595
Aygaz A.S. ............................. 12,342 63,899
Baticim Bati Anadolu Cimento Sanayii A.S.
(a)
...... 479,604 63,406
BatiSoke Soke Cimento Sanayii TAS
(a)
.......... 91,698 76,848
Cimsa Cimento Sanayi VE Ticaret A.S. .......... 101,384 110,425
CVK Maden Isletmeleri Sanayi VE Ticaret A.S.
(a)
.... 96,288 97,719
Destek Finans Faktoring A.S.
(a)
................ 6,803 307,905
Dogan Sirketler Grubu Holding A.S. ............ 209,916 105,756
Dogus Otomotiv Servis ve Ticaret A.S. .......... 29,478 117,600
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
Sanayi ve Ticaret A.S. .................... 32,996 63,918
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.
(c)
... 435,489 177,924
Enerjisa Enerji A.S.
(b)
...................... 54,162 127,956
Enerya Enerji A.S. ........................ 495,057 95,031
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A.S. .. 300,066 61,201
Gubre Fabrikalari TAS
(a)
.................... 16,473 196,071
Hektas Ticaret TAS
(a) (c)
..................... 1,065,389 91,658
Is Yatirim Menkul Degerler A.S. ............... 118,678 97,850
Isiklar Enerji ve Yapi Holding A.S.
(a)
............. 43,605 108,206
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. ,
Class D
(a) (c)
........................... 178,806 153,309
Katilimevim Tasarruf Finansman A.S. ........... 102,000 280,493
Kizilbuk Gayrimenkul Yatirim Ortakligi A.S.
(a)
....... 2 —
Security Shares Value
a
Turkey (continued)
LDR Turizm A.S. ......................... 46,308 $ 115,942
LYDIA HOLDING A.S.
(a)
..................... 19,506 85,093
Margun Enerji Uretim Sanayi VE Ticaret A.S.
(a)
..... 138,618 184,554
Mavi Giyim Sanayi Ve Ticaret A.S. , Class B
(b)
...... 136,846 121,975
Migros Ticaret A.S. ........................ 21,964 311,617
MLP Saglik Hizmetleri A.S. , Class B
(a) (b)
.......... 17,493 171,149
Nuh Cimento Sanayi A.S. ................... 15,769 76,568
Odine Solutions Teknoloji Ticaret VE Sanayi A.S.
(a)
.. 4,848 133,528
Otokar Otomotiv Ve Savunma Sanayi A.S.
(a)
....... 10,582 85,086
Oyak Cimento Fabrikalari A.S.
(c)
............... 212,213 94,565
Pasifik Eurasia Lojistik Dis Ticaret A.S.
(a) (c)
........ 61,398 154,927
Pegasus Hava Tasimaciligi A.S.
(a) (c)
............. 51,561 189,630
Peker Gayrimenkul Yatirim Ortakligi A.S.
(a)
........ 888,165 259,142
Petkim Petrokimya Holding A.S.
(a) (c)
............. 287,283 136,701
Ral Yatirim Holding A.S.
(a)
................... 30,549 166,418
Reysas Gayrimenkul Yatirim Ortakligi A.S.
(a)
....... 159,064 108,037
Sasa Polyester Sanayi A.S.
(a)
................. 3,012,774 172,713
Selcuk Ecza Deposu Ticaret ve Sanayi A.S. ....... 32,088 71,507
Sok Marketler Ticaret A.S.
(a)
.................. 100,679 103,772
TAB Gida Sanayi Ve Ticaret A.S. .............. 11,985 69,729
TAV Havalimanlari Holding A.S. ............... 41,616 226,105
Tera Yatirim Menkul Degerler A.S.
(a)
............ 15,919 72,879
Tera Yatirim Teknoloji Holding A.S.
(a)
............ 251,583 155,471
Tofas Turk Otomobil Fabrikasi A.S. ............. 28,306 180,219
TR Anadolu Metal Madencilik Isletmeleri A.S.
(a)
..... 42,228 98,417
Turk Altin Isletmeleri A.S.
(a)
.................. 231,332 219,476
Turk Traktor ve Ziraat Makineleri A.S.
(a)
.......... 5,712 55,614
Turkiye Sigorta A.S. ....................... 435,489 118,411
Turkiye Sinai Kalkinma Bankasi A.S. ............ 414,962 98,957
Turkiye Sise ve Cam Fabrikalari A.S. ............ 280,857 277,929
Ulker Biskuvi Sanayi A.S. ................... 45,237 112,790
Yeni Gimat Gayrimenkul Ortakligi A.S. ........... 42,993 225,027
Ziraat Gayrimenkul Yatirim Ortakligi A.S. ......... 64,554 23,055
7,928,951
a
United Arab Emirates  —  1 .4%
Agility Global PLC ........................ 1,126,554 460,056
Agthia Group PJSC ....................... 101,790 94,222
Ajman Bank PJSC ........................ 288,864 111,673
Al Waha Capital PJSC ..................... 239,540 117,224
Alec Holdings PJSC
(a)
...................... 245,263 98,156
Alef Education Holding PLC .................. 481,499 128,888
Amanat Holdings PJSC .................... 270,692 92,857
Americana Restaurants International PLC - Foreign Co. 737,667 395,999
Apex Investment Co. PSC
(a)
.................. 193,166 178,804
Bank of Sharjah .......................... 270,456 90,118
Dana Gas PJSC ......................... 1,355,518 341,877
Deyaar Development PJSC .................. 342,270 76,673
Dubai Financial Market PJSC ................ 413,649 164,184
Dubai Investments PJSC ................... 568,922 568,976
Dubai Residential REIT ..................... 488,667 164,495
Dubai Taxi Co. PJSC ...................... 165,731 94,915
Emirates Central Cooling Systems Corp. ......... 485,058 210,909
Gulf Navigation Holding PJSC
(a)
............... 221,826 174,533
Lulu Retail Holdings PLC ................... 775,298 210,400
National Central Cooling Co. PJSC ............. 116,938 85,717
NMDC Energy PJSC ...................... 258,538 209,680
Orascom Construction PLC .................. 12,980 185,104
Parkin Co. PJSC ......................... 198,889 313,894
Phoenix Group PLC
(a)
...................... 487,417 89,041
RAK Properties PJSC
(a)
.................... 503,195 135,957
Sharjah Islamic Bank ...................... 442,270 343,229
Space42 PLC
(a)
.......................... 271,459 131,405
Taaleem Holdings PJSC .................... 60,888 49,233

iShares
®
MSCI Emerging Markets Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
United Arab Emirates (continued)
Union Properties PJSC ..................... 789,386 $ 152,273
5,470,492
a
Total Common Stocks — 100.4%
(Cost: $ 281,149,686 ) ................................ 399,828,580
a
Preferred Stocks
Brazil  —  0 .5%
Alpargatas SA , Preference Shares , NVS ......... 39,312 96,633
Banco ABC Brasil SA , Preference Shares , NVS .... 24,272 117,882
Banco do Estado do Rio Grande do Sul SA , Class B,
Preference Shares , NVS .................. 45,185 131,044
Bradespar SA , Preference Shares , NVS ......... 67,074 309,139
Braskem SA , Class A, Preference Shares , NVS
(a)
... 41,112 85,247
Cia De Saneamento do Parana Sanepar , Preference
Shares , NVS
(a)
......................... 88,323 129,739
Marcopolo SA , Preference Shares , NVS
(a)
........ 155,539 186,848
Metalurgica Gerdau SA , Preference Shares , NVS ... 157,587 306,143
Unipar Carbocloro SA , Class B, Preference Shares ,
NVS ................................ 12,802 154,577
Usinas Siderurgicas de Minas Gerais SA Usiminas ,
Class A, Preference Shares , NVS
(a)
........... 100,630 221,027
1,738,279
a
Chile  —  0 .1%
Embotelladora Andina SA , Class B, Preference Shares 85,476 432,162
a
South Korea  —  0 .0%
Daishin Securities Co. Ltd. , Preference Shares , NVS
(a)
5,016 68,966
a
Total Preferred Stocks — 0.6%
(Cost: $ 1,212,808 ) .................................. 2,239,407
Security Shares Value
a
Rights
Chile  —  0 .0%
Parque Arauco SA
(a)
....................... 1 $ —
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 101.0%
(Cost: $ 282,362,494 ) ................................ 402,067,987
a
Short-Term Securities
Money Market Funds  —  7 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(f) (g) (h)
...................... 29,219,638 29,228,404
a
Total Short-Term Securities — 7.3%
(Cost: $ 29,222,093 ) ................................. 29,228,404
Total Investments —  108.3%
(Cost: $ 311,584,587 ) ................................ 431,296,391
Liabilities in Excess of Other Assets — ( 8 .3 ) % ............... (33,010,802)
Net Assets — 100.0% ................................. $ 398,285,589
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 32,905,451  $ —  $ (3,669,656)
(a)
$ (5,180) $ (2,211) $ 29,228,404  29,219,638  $ 916,199
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares
(c)
...... 2,630,000  —  (2,630,000)
(a)
—  —  —  —  77,676  —
$ —  $ (5,180) $ (2,211)
$ 29,228,404
$ 993,875  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Emerging Markets Small-Cap ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 3 06/19/26 $ 262 $ 3,834
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 92,429,293  $ 307,065,178  $ 334,109  $ 399,828,580
Preferred Stocks ......................................... 2,170,441  68,966  —  2,239,407
Rights ................................................ —  —  —  —
Short-Term Securities
Money Market Funds ...................................... 29,228,404  —  —  29,228,404
$ 123,828,138  $ 307,134,144  $ 334,109  $ 431,296,391
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 3,834  $ —  $ —  $ 3,834
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
CPO Certificate of  Participation (Ordinary)
GDR Global Depositary Receipt
IPJSC International Public Joint Stock Company
JSC Joint Stock Company
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company

iShares
®
MSCI Emerging Markets Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026

Schedule of Investments
Portfolio Abbreviation (continued)
REIT Real Estate Investment Trust
SJSC Simplified Joint Stock Company